UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04708

SUNAMERICA INCOME FUNDS

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

Vincent M. Marra

Senior Vice President

AIG SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6464

Date of fiscal year end: March 31

Date of reporting period: December 31, 2006

Item 1. Schedule of Investments.

SunAmerica U.S. Government Securities Fund

PORTFOLIO OF INVESTMENTS—December 31, 2006  — (unaudited)

Security Description	Principal Amount	Value (Note 1)
U.S. GOVERNMENT AGENCIES-46.1%
Federal Farm Credit Bank-0.7%

5.64% due 04/04/11	$500,000	$513,385
6.00% due 03/07/11	200,000	207,659
6.30% due 12/03/13	500,000	538,208

		1,259,252

Federal Home Loan Mtg. Corp.-0.0%

8.00% due 06/01/08	3,304	3,295

Federal National Mtg. Assoc.-0.4%

6.53% due 05/25/30 (1)	679,953	682,072
8.00% due 01/01/23	34,399	36,335
11.00% due 02/01/15	32	36
11.50% due 09/01/19	10,348	11,305

		729,748

Private Export Funding Corp.-5.8%

5.87% due 07/31/08	10,000,000	10,122,210

Government National Mtg. Assoc.-38.2%

4.50% due 05/15/18	999,427	969,713
4.50% due 08/15/18	1,638,195	1,589,491
4.50% due 09/15/18	4,634,651	4,496,861
4.50% due 10/15/18	4,666,142	4,527,414
4.50% due 09/15/33	5,014,075	4,744,844
5.00% due 04/15/18	4,893,984	4,838,384
5.00% due 08/15/33	2,010,911	1,958,102
5.00% due 09/15/33	928,578	904,193
5.00% due 10/15/33	636,950	620,224
5.00% due 11/15/34	212,060	206,377
5.50% due 11/15/32	15,931	15,881
5.50% due 03/15/33	481,901	480,140
5.50% due 04/15/33	635,207	632,887
5.50% due 05/15/33	1,377,088	1,372,060
5.50% due 06/15/33	6,656,974	6,632,666
5.50% due 07/15/33	1,816,080	1,809,448
5.50% due 10/15/33	1,850,432	1,843,675
5.50% due 12/15/33	368,522	367,176
5.50% due 01/15/34	3,651,423	3,636,137
5.50% due 02/15/34	2,253,682	2,244,248
6.00% due 01/15/28	4,157	4,225
6.00% due 04/15/28	1,398,584	1,421,729
6.00% due 05/15/28	3,026	3,075
6.00% due 10/15/28	16,346	16,614
6.00% due 03/15/29	78,354	79,628
6.00% due 04/15/29	48,424	49,211
6.00% due 05/15/29	78,875	80,158
6.00% due 06/15/29	28,301	28,761
6.00% due 04/15/31	29,551	30,009
6.00% due 05/15/31	50,808	51,596
6.00% due 11/15/31	176,303	179,035
6.00% due 12/15/31	411,446	417,825
6.00% due 01/15/32	187,176	190,046
6.00% due 02/15/32	46,056	46,763
6.00% due 03/15/32	10,383	10,542
6.00% due 08/15/32	308,297	313,023
6.00% due 11/15/32	41,911	42,554
6.00% due 12/15/32	9,572	9,718
6.00% due 01/15/33	19,636	19,928
6.00% due 02/15/33	61,423	62,339
6.00% due 03/15/33	99,069	100,547
6.00% due 04/15/33	369,107	374,614
6.00% due 07/15/33	273,091	277,165
6.00% due 08/15/33	2,710,323	2,752,006
6.00% due 09/15/33	387,366	393,144
6.00% due 10/15/33	1,621,620	1,645,816
6.00% due 11/15/33	182,217	184,936
6.00% due 12/15/33	854,390	867,136
6.00% due 02/15/34	432,821	439,115
6.00% due 05/15/34	51,581	52,331
6.00% due 06/15/34	45,669	46,333
6.00% due 07/15/34	1,560,285	1,582,974
6.00% due 08/15/34	206,718	209,724
6.00% due 09/15/34	1,397,625	1,417,949
6.00% due 10/15/34	5,276,428	5,353,157
6.00% due 12/15/34	464,370	471,122
6.00% due 06/15/35	325,875	330,451
6.00% due 08/15/35	422,190	428,119
6.50% due 02/15/29	17,244	17,736
6.50% due 05/15/31	21,142	21,727
6.50% due 06/15/31	65,057	66,857
6.50% due 07/15/31	45,474	46,733
6.50% due 08/15/31	77,548	79,695
6.50% due 09/15/31	191,445	196,746
6.50% due 10/15/31	356,875	366,756
6.50% due 11/15/31	13,429	13,801
6.50% due 12/15/31	22,560	23,184
6.50% due 01/15/32	34,387	35,329
6.50% due 02/15/32	579,400	595,274
6.50% due 06/15/32	51,497	52,908
7.00% due 07/15/23	36,572	37,776
7.00% due 10/15/23	86,119	88,954
7.00% due 09/15/25	256,778	265,477
7.00% due 03/20/29	19,326	19,897
7.00% due 06/20/29	3,137	3,230
7.00% due 11/20/30	82,068	84,498
7.50% due 04/15/17	10,808	11,214
7.50% due 08/15/23	199,454	208,160
7.50% due 09/15/23	588,022	613,688
7.50% due 10/15/23	16,747	17,478
8.00% due 02/15/08	236	239
9.00% due 12/15/16	58,951	63,059
11.00% due 08/20/15	229	251
11.00% due 09/20/15	462	507
11.50% due 05/20/15	3,775	4,200
12.50% due 09/15/14	6,578	7,302
13.00% due 01/15/11	2,154	2,388
13.00% due 02/15/11	2,581	2,862
13.00% due 03/15/11	207	229
13.00% due 04/15/11	470	521
13.00% due 09/15/13	4,894	5,451
13.00% due 10/20/14	1,095	1,205
13.00% due 11/15/14	731	816
13.00% due 02/20/15	659	728
13.50% due 02/15/13	10,818	12,140
15.00% due 01/15/12	426	486
15.00% due 02/15/12	1,045	1,192
15.00% due 06/15/12	11,174	12,746
15.00% due 09/15/12	624	711
15.50% due 09/15/11	33,752	38,430

		66,895,920

Small Business Administration-1.0%

6.30% due 06/01/18	1,769,302	1,816,397

Total U.S. Government Agencies
(cost $82,008,856)		80,826,822

U.S. GOVERNMENT TREASURIES-42.2%
United States Treasury Bonds-22.4%
4.50% due 02/15/36 (3)	18,000,000	17,116,884
5.38% due 02/15/31	15,000,000	16,067,580

		33,184,464

United States Treasury Notes-19.8%

4.50% due 11/30/11	10,000,000	9,910,940
4.50% due 11/15/15	8,000,000	7,876,872
4.63% due 11/15/16 (3)	17,000,000	16,888,446
5.13% due 06/30/08	6,000,000	6,018,750

		40,695,008

Total U.S. Government Treasuries
(cost $74,130,904)		73,879,472

Total Long-Term Investment Securities
(cost $156,139,760)		154,706,294

SHORT-TERM INVESTMENT SECURITIES-8.6%
U.S. Government Agencies-8.6%
Federal Home Loan Bank 4.80% due 01/02/07 (cost $14,998,000)	15,000,000	14,998,000

REPURCHASE AGREEMENTS-22.4%
UBS Securities, LLC Joint Repurchase Agreement Account (2) (cost $39,283,000)	39,283,000	39,283,000

TOTAL INVESTMENTS
(cost $210,420,760)@	119.3%	208,987,294
Liabilities in excess of other assets	(19.3)	(33,807,392)

NET ASSETS	100.0%	$175,179,902

@	See Note 3 for cost of investments on a tax basis.
(1)	Collateralized Mortgage Obligation
(2)	See Note 2 for details of Joint Repurchase Agreement
(3)	The security is out on loan.

See Notes to Portfolio of Investments

SunAmerica GNMA Fund

PORTFOLIO OF INVESTMENTS—December 31, 2006  — (unaudited)

Security Description	Principal Amount	Value (Note 1)
U.S. GOVERNMENT AGENCIES-82.7%
Federal National Mtg. Assoc.-1.4%

5.00% due 01/25/18(1)	$5,752,964	$5,721,642

Government National Mtg. Assoc.-81.1%

4.50% due 05/15/18	1,998,854	1,939,427
4.50% due 08/15/18	1,078,366	1,046,306
4.50% due 09/15/18	3,418,437	3,316,805
4.50% due 10/15/18	5,304,385	5,146,681
4.50% due 08/15/33	3,139,909	2,971,311
4.50% due 09/15/33	3,597,301	3,404,144
5.00% due 03/15/18	576,389	569,840
5.00% due 04/15/18	7,623,576	7,536,965
5.00% due 05/15/18	10,376,029	10,258,149
5.00% due 01/15/33	18,282	17,802
5.00% due 05/15/33	13,626	13,271
5.00% due 08/15/33	2,943,717	2,866,411
5.00% due 09/15/33	2,865,609	2,790,353
5.00% due 10/15/33	6,558,626	6,386,387
5.00% due 04/15/34	58,890	57,312
5.00% due 05/15/34	168,544	164,027
5.00% due 11/15/34	725,551	706,107
5.00% due 12/15/34	754,117	733,908
5.50% due 06/15/29	6,435	6,422
5.50% due 01/15/32	50,202	50,045
5.50% due 12/15/32	809,107	806,577
5.50% due 01/15/33	535,627	533,672
5.50% due 02/15/33	2,176,816	2,168,868
5.50% due 03/15/33	1,181,007	1,176,694
5.50% due 04/15/33	6,321,591	6,298,504
5.50% due 05/15/33	7,520,327	7,492,865
5.50% due 06/15/33	8,643,222	8,612,020
5.50% due 07/15/33	434,785	433,198
5.50% due 08/15/33	2,678,950	2,669,168
5.50% due 09/15/33	460,835	459,153
5.50% due 10/15/33	7,209,337	7,183,012
5.50% due 12/15/33	7,684,720	7,656,658
5.50% due 01/15/34	10,902,152	10,856,506
5.50% due 02/15/34	1,504,110	1,497,812
5.50% due 04/15/35	2,555,715	2,544,043
5.50% due 07/15/35	2,794,440	2,781,677
5.50% due 09/15/35	27,792,670	27,665,738
5.50% due 10/15/35	17,116,653	17,038,479
5.50% due 11/15/35	34,612,020	34,453,942
5.50% due 12/15/35	20,531,420	20,437,649
5.50% due 02/15/36	2,831,501	2,817,890
5.50% due 03/15/36	10,763,652	10,711,912
5.50% due 04/15/36	484,928	482,597
5.50% due 05/15/36	3,550,683	3,533,615
6.00% due 11/15/23	6,769	6,871
6.00% due 01/15/24	7,377	7,490
6.00% due 07/15/28	5,231	5,317
6.00% due 11/15/28	321,099	326,375
6.00% due 12/15/28	357,379	363,252
6.00% due 01/15/29	749,672	761,856
6.00% due 02/15/29	822,076	835,436
6.00% due 03/15/29	604,455	614,282
6.00% due 04/15/29	1,617,813	1,644,141
6.00% due 05/15/29	71,932	73,102
6.00% due 06/15/29	655,705	666,377
6.00% due 07/15/29	218,448	221,998
6.00% due 08/15/29	20,628	20,963
6.00% due 10/15/29	106,584	108,316
6.00% due 04/15/31	20,821	21,143
6.00% due 07/15/31	15,381	15,619
6.00% due 10/15/31	85,503	86,828
6.00% due 11/15/31	1,554,216	1,578,309
6.00% due 12/15/31	641,409	651,352
6.00% due 01/15/32	764,144	775,860
6.00% due 02/15/32	57,695	58,579
6.00% due 03/15/32	496,643	504,257
6.00% due 07/15/32	119,580	121,413
6.00% due 08/15/32	1,785,053	1,812,647
6.00% due 09/15/32	1,204,600	1,223,069
6.00% due 10/15/32	220,690	224,074
6.00% due 11/15/32	8,433	8,562
6.00% due 12/15/32	172,373	175,016
6.00% due 01/15/33	1,702,851	1,728,255
6.00% due 02/15/33	1,842,340	1,869,824
6.00% due 03/15/33	1,358,518	1,378,784
6.00% due 04/15/33	1,559,134	1,582,394
6.00% due 05/15/33	1,524,983	1,547,734
6.00% due 06/15/33	1,172,800	1,190,295
6.00% due 08/15/33	1,761,020	1,787,461
6.00% due 10/15/33	562,730	571,125
6.00% due 11/15/33	1,873,899	1,901,861
6.00% due 12/15/33	3,375,825	3,426,183
6.00% due 01/15/34	1,801,054	1,827,244
6.00% due 02/15/34	12,280,210	12,458,783
6.00% due 03/15/34	377,541	383,031
6.00% due 04/15/34	3,952,980	4,010,462
6.00% due 05/15/34	338,723	343,648
6.00% due 06/15/34	343,558	348,554
6.00% due 07/15/34	4,134,186	4,194,304
6.00% due 08/15/34	5,742,197	5,825,721
6.00% due 09/15/34	294,314	298,596
6.00% due 10/15/34	887,981	900,894
6.00% due 11/15/34	1,936,975	1,965,142
6.00% due 12/15/34	76,061	77,167
6.00% due 01/15/35	84,647	85,836
6.00% due 02/15/35	1,157,033	1,173,281
6.00% due 04/15/35	64,109	65,009
6.00% due 05/15/35	118,463	120,127
6.00% due 06/15/35	501,206	508,244
6.00% due 12/15/35	1,580,674	1,602,850
6.00% due 01/15/36	420,186	426,046
6.00% due 02/15/36	1,773,975	1,798,710
6.00% due 03/15/36	2,093,197	2,122,382
6.00% due 04/15/36	5,621,265	5,699,644
6.00% due 05/15/36	5,464,519	5,540,710
6.00% due 06/15/36	2,245,320	2,276,626
6.00% due January TBA	10,000,000	10,137,500
6.50% due 03/15/28	27,772	28,576
6.50% due 08/15/28	44,147	45,427
6.50% due 12/15/28	1,711	1,761
6.50% due 01/15/29	5,542	5,700
6.50% due 02/15/29	1,715	1,764
6.50% due 03/15/29	116,564	119,886
6.50% due 04/15/29	1,973	2,029
6.50% due 05/15/29	13,874	14,273
6.50% due 06/15/29	40,352	41,502
6.50% due 07/15/29	5,729	5,892
6.50% due 10/15/29	3,539	3,640
6.50% due 08/15/31	241,394	248,077
6.50% due 09/15/31	17,720	18,211
6.50% due 10/15/31	356,875	366,757
6.50% due 11/15/31	177,006	181,907
6.50% due 12/15/31	222,122	228,273
6.50% due 02/15/32	308,397	316,846
6.50% due 05/15/32	1,551,502	1,594,007
6.50% due 06/15/32	124,025	127,423
7.00% due 03/15/23	95,518	98,663
7.00% due 01/20/24	732	753
7.00% due 03/20/24	758	780
7.00% due 07/20/25	4,167	4,291
7.00% due 09/15/25	111,513	115,291
7.00% due 01/20/29	44,599	45,919
7.00% due 02/20/29	8,422	8,672
7.00% due 06/20/29	15,557	16,017
7.00% due 07/20/29	56,352	58,020
7.00% due 09/20/29	5,818	5,990
7.00% due 10/20/29	11,975	12,330
7.00% due 11/20/29	3,927	4,043
7.00% due 03/20/30	5,462	5,624
7.00% due 06/20/30	9,115	9,385
7.00% due 08/20/30	35,051	36,089
7.00% due 09/20/30	28,670	29,519
7.00% due 10/20/30	36,746	37,834
8.00% due 11/15/26	200,911	212,945
8.00% due 12/15/29	24,018	25,473
8.00% due 04/15/30	43,935	46,554
8.00% due 05/15/30	6,277	6,651
8.00% due 08/15/30	43,151	45,723
8.50% due 03/15/17	17,266	18,454
8.50% due 05/15/21	52,806	56,781
8.50% due 12/15/22	109,131	117,506
8.50% due 01/15/23	117,834	127,029
8.50% due 09/15/24	40,521	43,729
9.00% due 07/15/16	79,493	85,032
9.00% due 10/15/16	15,100	16,152

		329,024,053

Small Business Administration-0.2%

6.30% due 06/01/18	589,767	605,466

Total U.S. Government Agencies
(cost $337,448,500)		335,351,161

U.S. GOVERNMENT TREASURIES-17.1%
United States Treasury Bonds-1.9%

4.50% due 02/15/36(3)	8,000,000	7,607,504

United States Treasury Notes-15.2%

4.50% due 11/30/11	30,000,000	29,732,820
4.50% due 11/15/15	1,000,000	984,609
4.63% due 11/15/16(3)	21,000,000	20,862,198
5.13% due 06/30/08	10,000,000	10,031,250

		61,610,877

Total U.S. Government Treasuries
(cost $69,740,053)		69,218,381

Total Long-Term Investment Securities
(cost $407,188,553)		404,569,542

REPURCHASE AGREEMENTS-10.2%

UBS Securities, LLC Joint Repurchase Agreement Account (2) (cost $41,590,000)	41,590,000	41,590,000

TOTAL INVESTMENTS
(cost $448,778,553) @	110.0%	446,159,542
Liabilities in Excess of Other Assets	(10.0)	(40,593,514)

NET ASSETS	100.0%	$405,566,028

@	See Note 3 for cost of investments on a tax basis.

TBA —	Securities purchased on forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

(1)	Collateralized Mortgaged Obligation
(2)	See Note 2 for details of Joint Repurchase Agreement.
(3)	The security is out on loan.

See Notes to Portfolio of Investments

SunAmerica Strategic Bond Fund

PORTFOLIO OF INVESTMENTS—December 31, 2006 — (unaudited)

Securities Description		Principal Amount/ Shares/ Rights/ Warrants **	Value (Note 1)
ASSET BACKED SECURITIES-2.2%
Diversified Financial Services-2.2%

Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW12, Class F, 5.75% due 09/11/38*(1)(2)		345,000	346,519
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW12, Class G, 5.75% due 09/11/38(2)		59,000	58,841
Commercial Mtg. Pass Through Certs. Series 2004-LB2A, Class A3, 4.22% due 03/10/39(2)(8)		1,086,000	1,049,525
Commercial Mtg. Pass Through Certs., Series 2004-LB4A, Class A3, 4.41% due 10/15/37(2)		1,500,000	1,453,891
Countrywide Asset-Backed Certs., Series 2006-S6, Class A3, 5.66% due 03/25/34(1)		1,596,000	1,590,104
Countrywide Asset-Backed Certs., Series 2006-S4, Class A3, 5.80% due 10/25/36		2,800,000	2,816,626
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AB2, Class A5A, 6.09% due 06/25/36(2)		600,000	603,070
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB16, Class E, 5.84% due 05/12/45*(1)(2)		445,000	451,292
Morgan Stanley Capital I Series 2006-IQ12, Class AJ, 5.40% due 12/15/43		1,350,000	1,346,698
Morgan Stanley Capital I Series 2006-IQ12, Class D, 5.53% due 12/15/43(1)		1,765,000	1,766,141
Ocwen Advance Receivables Backed Notes, Series 2006-1A 5.34% due 11/24/15*(3)		830,000	827,792
Wachovia Bank Commercial Mtg. Trust, Series 2006-WL7A, Class F, 5.69% due 09/15/21*(2)		1,525,000	1,525,915
Washington Mutual, Inc., Series 2005-AR1, Class A2, 5.60% due 01/25/45(2)		205,933	206,222

Total Asset Backed Securities (cost $14,100,565)			14,042,636

CONVERTIBLE BONDS & NOTES-0.0%
Telecom Services-0.0%

ICO North America, Inc. Notes 7.50% due 08/15/09(3)(4)(5) (cost $280,925)		265,000	294,150

CORPORATE BONDS & NOTES-26.6%
Aerospace/Defense-0.1%

Raytheon Co. Debentures 6.00% due 12/15/10		135,000	137,989
Raytheon Co. Senior Notes 6.75% due 08/15/07		335,000	337,467

			475,456

Aerospace/Defense-Equipment-0.0%

DeCrane Aircraft Holdings, Inc. Company Guar. Notes 12.00% due 09/30/08		175,000	136,063

Agricultural Chemicals-0.1%

Terra Capital, Inc. Sec. Notes 11.50% due 06/01/10		162,000	174,150
Terra Capital, Inc. Company Guar. Notes 12.88% due 10/15/08		75,000	83,625
The Mosaic Co. Senior Notes 7.38% due 12/01/14*		200,000	205,250
The Mosaic Co. Senior Notes 7.63% due 12/01/16*		200,000	207,250

			670,275

Airlines-0.5%

American Airlines, Inc. Pass Through Certs., Series 2001-1, Class A-2, 6.82% due 05/23/11		1,800,000	1,828,692
Continental Airlines, Inc. Pass Through Certs., Series 1991, Class A, 6.55% due 02/02/19		679,766	703,626
Continental Airlines, Inc. Pass Through Certs., Series 1991-1, Class C, 6.95% due 08/02/09		103,950	102,911
Continental Airlines, Inc. Pass Through Certs., Series 1999, Class 2, 7.73% due 03/15/11		186,534	176,274
Continental Airlines, Inc. Pass Through Certs., Series 2000-2, 8.31% due 04/02/18		63,898	66,134
Northwest Airlines, Inc. Pass Through Certs., Series 2001, Class A-2, 7.04% due 04/01/22(6)(7)		351,444	354,080
United AirLines, Inc. Pass Through Certs., Series 2001-1, Class A-2, 6.20% due 09/01/08		131,839	132,663

			3,364,380

Apparel Manufacturer-0.0%

Hanesbrands, Inc. Senior Notes 8.74% due 12/15/14*(8)		25,000	25,438

Applications Software-0.1%

SS&C Technologies, Inc. Company Guar. Notes 11.75% due 12/01/13		875,000	949,375

Auto-Cars/Light Trucks-0.6%

DaimlerChrysler NA Holding Corp. Notes 5.75% due 09/08/11		145,000	144,634
DaimlerChrysler NA Holding Corp. Company Guar. Notes 7.30% due 01/15/12		160,000	169,844
General Motors Corp. Senior Notes 7.13% due 07/15/13		1,900,000	1,790,750
General Motors Corp. Debentures 7.70% due 04/15/16		250,000	235,625
General Motors Corp. Debentures 8.25% due 07/15/23		1,100,000	1,023,000
General Motors Corp. Senior Debentures 8.38% due 07/15/33		500,000	462,500

			3,826,353

Auto/Truck Parts & Equipment-Original-0.0%

BREED Technologies, Inc. Company Guar. Senior Sec. Notes 9.25% due 04/15/08†(3)(4)(6)(7)		500,000	0

Auto/Truck Parts & Equipment-Replacement-0.0%

Exide Corp. Notes 10.00% due 03/15/25†(3)(4)		225,000	0

Banks-Commercial-0.2%

Bank of Tokyo-Mitsubishi UFJ, Ltd. Sub. Notes 7.40% due 06/15/11		100,000	108,036
Branch Banking & Trust Co. Sub. Notes 5.63% due 09/15/16		150,000	151,077
Popular North America, Inc. Company Guar. Notes 5.65% due 04/15/09		135,000	135,318
SouthTrust Bank Sub. Notes 4.75% due 03/01/13		340,000	329,662
SouthTrust Corp. Sub. Notes 5.80% due 06/15/14		165,000	167,499
UBS AG Sub. Notes 5.88% due 07/15/16		140,000	144,700
Union Bank of California NA Sub. Notes 5.95% due 05/11/16		330,000	338,204

			1,374,496

Banks-Money Center-0.0%

RBS Capital Trust I Bank Guar. Notes 4.71% due 07/01/13(9)		239,000	227,195

Banks-Super Regional-0.4%

BAC Capital Trust XI Notes 6.63% due 05/23/36		442,000	476,999
Banc One Corp. Sub. Debentures 8.00% due 04/29/27		135,000	166,628
Chemical Bank NA Sub. Notes 6.13% due 11/01/08		198,000	200,943
Fifth Third Bancorp. Sub. Notes 5.45% due 01/15/17		290,000	286,660
Huntington National Bank Sub. Notes 6.60% due 06/15/18		177,000	187,107
JPMorgan Chase Bank NA Sub. Notes 5.88% due 06/13/16		165,000	169,447
Wachovia Capital Trust III Bank Guar. Notes 5.80% due 03/15/11(9)		340,000	342,807
Wachovia Corp. Sub. Notes 5.63% due 10/15/16		238,000	240,067
Wells Fargo & Co. Notes 3.98% due 10/29/10		360,000	344,500

			2,415,158

Beverages-Non-alcoholic-0.1%

Cott Beverages, Inc. Company Guar. Notes 8.00% due 12/15/11		350,000	357,000

Brewery-0.1%

Anheuser-Busch Cos., Inc. Bonds 6.00% due 11/01/41		446,000	434,524

Broadcast Services/Program-0.3%

Clear Channel Communications, Inc. Bonds 4.90% due 05/15/15		64,000	51,032
Fisher Communications, Inc. Senior Notes 8.63% due 09/15/14		950,000	1,007,000
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. Senior Disc. Notes 11.38% due 04/01/13(10)		175,000	156,844
Nexstar Finance, Inc. Senior Sub. Notes 7.00% due 01/15/14		450,000	423,000

			1,637,876

Building & Construction Products-Misc.-0.4%

Associated Materials, Inc. Senior Disc. Notes 11.25% due 03/01/14(10)		250,000	168,750
Associated Materials, Inc. Senior Sub. Notes 9.75% due 04/15/12		625,000	643,750
Dayton Superior Corp. Senior Sec. Notes 10.75% due 09/15/08		950,000	992,750
Interline Brands, Inc. Senior Sub. Notes 8.13% due 06/15/14		550,000	565,125

			2,370,375

Building Products-Air & Heating-0.0%

American Standard, Inc. Company Guar. Notes 7.38% due 02/01/08		152,000	154,526

Building Products-Wood-0.0%

Masonite Corp. Senior Sub. Notes 11.00% due 04/06/15*		275,000	254,375

Cable TV-1.3%

Adelphia Communications Corp. Senior Notes 10.25% due 06/15/11†(6)(7)		50,000	47,500
Cablevision Systems Corp. Senior Notes 8.00% due 04/15/12		240,000	235,800
CCH I Holdings LLC/CCH I Holdings Capital Corp. Bonds 11.00% due 10/01/15		1,877,000	1,919,232
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 10/01/13		3,617,000	3,852,105
Charter Communications Holdings II LLC Senior Notes 10.25% due 09/15/10		350,000	366,187
Comcast Corp. Company Guar. Notes 5.88% due 02/15/18		320,000	316,562
Comcast Corp. Company Guar. Notes 6.45% due 03/15/37		155,000	155,084
COX Communications, Inc. Bonds 5.50% due 10/01/15		290,000	280,983
CSC Holdings, Inc. Senior Notes 7.63% due 04/01/11		350,000	356,563
CSC Holdings, Inc. Debentures 8.13% due 08/15/09		250,000	259,063
Insight Communications Co., Inc. Senior Disc. Notes 12.25% due 02/15/11(10)		900,000	942,750

			8,731,829

Casino Hotels-0.9%

Circus & Eldorado Joint Venture Mtg. Notes 10.13% due 03/01/12		575,000	603,750
Eldorado Casino Corp. (Shreveport) Sec. Bonds 10.00% due 08/01/12(4)(11)		946,489	899,165
Eldorado Resorts LLC Senior Notes 9.00% due 04/15/14(3)(4)		425,000	425,000
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14		2,700,000	2,497,500
Riviera Holdings Corp. Company Guar. Notes 11.00% due 06/15/10		135,000	143,100
Station Casinos, Inc. Senior Sub. Notes 6.63% due 03/15/18		925,000	793,187
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 12/15/10*		225,000	230,625
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*		200,000	204,500

			5,796,827

Cellular Telecom-0.8%

American Cellular Corp. Senior Notes 10.00% due 08/01/11		1,800,000	1,903,500
Centennial Cellular Operating Co/Centennial Communications Corp. Company Guar. Notes 10.13% due 06/15/13		825,000	888,937
Centennial Communications Corp. Senior Notes 10.00% due 01/01/13		61,000	64,889
Centennial Communications Corp. Senior Notes 11.12% due 01/01/13(8)		525,000	555,188
New Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11		841,000	917,336
Rural Cellular Corp. Senior Sub. Notes 9.75% due 01/15/10		725,000	744,937
Rural Cellular Corp. Senior Sub. Notes 11.12% due 11/01/12(8)		200,000	208,500

			5,283,287

Chemicals-Diversified-0.1%

Equistar Chemicals LP / Equistar Funding Corp. Senior Notes 10.63% due 05/01/11		275,000	292,875
ICI Wilmington, Inc. Company Guar. Notes 7.05% due 09/15/07		268,000	270,491

			563,366

Chemicals-Specialty-0.3%

Cytec Industries, Inc. Notes 6.00% due 10/01/15		270,000	267,621
Nalco Co. Senior Notes 7.75% due 11/15/11		250,000	255,625
Nalco Co. Senior Sub. Notes 8.88% due 11/15/13		350,000	370,563
Rockwood Specialties Group, Inc. Senior Sub. Notes 7.50% due 11/15/14		625,000	629,687
Rockwood Specialties Group, Inc. Senior Sub. Notes 10.63% due 05/15/11		55,000	58,575
Tronox Worldwide LLC/Tronox Finance Corp. Company Guar. Notes 9.50% due 12/01/12		325,000	342,063

			1,924,134

Coal-0.1%

Massey Energy Co. Senior Notes 6.63% due 11/15/10		400,000	400,000

Commercial Services-0.2%

DI Finance/DynCorp International Senior Sub. Notes 9.50% due 02/15/13		817,000	866,020
The ServiceMaster Co. Notes 7.88% due 08/15/09		108,000	111,900

			977,920

Commercial Services-Finance-0.0%

The Western Union Co. Bonds 5.40% due 11/17/11*		170,000	167,633

Computer Services-0.1%

Compucom Systems, Inc. Senior Notes 12.00% due 11/01/14*		375,000	386,250
Computer Sciences Corp. Notes 3.50% due 04/15/08		150,000	145,787
Sungard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13		175,000	183,750

			715,787

Computers-Integrated Systems-0.0%

Activant Solutions, Inc. Senior Sub. Notes 9.50% due 05/01/16*		225,000	209,250

Consulting Services-0.0%

FTI Consulting, Inc. Company Guar. Notes 7.63% due 06/15/13		225,000	232,313

Consumer Products-Misc.-0.1%

American Achievement Corp. Senior Sub. Notes 8.25% due 04/01/12		86,000	88,043
Jostens Holding Corp. Senior Disc. Notes 10.25% due 12/01/13(10)		323,000	285,047
Prestige Brands, Inc. Senior Sub. Notes 9.25% due 04/15/12		100,000	102,000
Visant Holding Corp. Senior Notes 8.75% due 12/01/13		175,000	180,250

			655,340

Containers-Metal/Glass-0.3%

Crown Cork & Seal Co., Inc. Debentures 8.00% due 04/15/23		1,110,000	1,082,250
Owens-Brockway Glass Container, Inc. Company Guar. Notes 8.25% due 05/15/13		375,000	387,656
Owens Brockway Glass Container, Inc. Company Guar. Notes 8.88% due 02/15/09		593,000	606,343

			2,076,249

Containers-Paper/Plastic-0.1%

Pliant Corp. Sec. Notes 11.13% due 09/01/09		870,000	846,075

Cosmetics & Toiletries-0.1%

Procter & Gamble Co. Senior Notes 2.00% due 06/21/10	JPY	79,000,000	682,159

Diagnostic Kits-0.1%

Inverness Medical Innovations, Inc. Senior Sub. Notes 8.75% due 02/15/12		425,000	442,000

Direct Marketing-0.1%

Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12		814,000	805,860

Diversified Financial Services-0.2%

General Electric Capital Corp. Senior Notes 1.00% due 03/21/12	JPY	105,000,000	859,365
General Electric Capital Corp. Senior Notes 5.65% due 06/09/14		238,000	241,559
General Electric Capital Corp. Notes 6.75% due 03/15/32		279,000	319,533

			1,420,457

Diversified Manufactured Operations-0.2%

Crane Co. Bonds 6.55% due 11/15/36		518,000	509,950
Indalex Holding Corp. Sec. Notes 11.50% due 02/01/14*		500,000	520,000

			1,029,950

Electric-Generation-0.3%

Edison Mission Energy Senior Notes 7.50% due 06/15/13		425,000	444,125
Edison Mission Energy Senior Notes 7.75% due 06/15/16		225,000	238,500
The AES Corp. Sec. Notes 8.75% due 05/15/13*		1,150,000	1,231,937

			1,914,562

Electric-Integrated-0.8%

American Electric Power Co., Inc. Senior Notes 4.71% due 08/16/07(10)		370,000	368,185
Appalachian Power Co. Senior Notes 5.00% due 06/01/17		186,000	174,375
Baltimore Gas & Electric Co. Senior Notes 6.35% due 10/01/36*		311,000	317,476
Center Point Energy Houston Electric LLC Sec. Notes 5.60% due 07/01/23		244,000	234,732
Center Point Energy, Inc. Senior Notes 5.88% due 06/01/08		150,000	150,292
Commonwealth Edison Co. 1st Mtg. Bonds 5.40% due 12/15/11		310,000	307,554
Commonwealth Edison Co. 1st Mtg. Notes 5.95% due 08/15/16		280,000	283,082
Consumers Energy Co. 1st Mtg. Bonds Series C 4.25% due 04/15/08		180,000	177,260
Dominion Resources, Inc. Senior Notes 5.69% due 10/01/08(10)		176,000	176,255
Duke Energy Corp. Senior Notes 4.20% due 10/01/08		305,000	298,862
Entergy Louisiana LLC 1st Mtg. Bonds 5.83% due 11/01/10		195,000	193,595
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11		900,000	922,500
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21		425,000	430,313
Pepco Holdings, Inc. Notes 5.50% due 08/15/07		278,000	277,777
Pepco Holdings, Inc. Notes 6.45% due 08/15/12		140,000	145,148
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11		50,000	54,025
Public Service Electric & Gas Co. Sec. Notes 5.00% due 08/15/14		96,000	93,228
Puget Sound Energy, Inc. Senior Notes 5.20% due 10/01/15		433,000	414,171
Southern California Edison Co. 1st Mtg. Bonds 5.55% due 01/15/37		185,000	176,811
Southern California Edison Co. 1st Mtg. Bonds 5.75% due 04/01/35		80,000	78,838
Southern Energy, Inc. Notes 7.90% due 07/15/09†(3)(4)(5)		1,550,000	0
The Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/36		185,000	176,437

			5,450,916

Electronic Components-Misc.-0.0%

Sanmina-SCI Corp. Company Guar. Notes 6.75% due 03/01/13		75,000	69,000

Electronic Components-Semiconductors-0.4%

Advanced Micro Devices, Inc. Senior Notes 7.75% due 11/01/12		469,000	486,587
Amkor Technology, Inc. Senior Notes 9.25% due 06/01/16		550,000	539,000
Freescale Semiconductor, Inc. Senior Notes 9.13% due 12/15/14*(11)		400,000	397,500
Freescale Semiconductor, Inc. Senior Notes 9.24% due 12/15/14*(8)		100,000	99,125
Freescale Semiconductor, Inc. Senior Sub. Notes 10.13% due 12/15/16*		775,000	775,969

			2,298,181

Electronics-Military-0.2%

L-3 Communications Corp. Company Guar. Senior Sec. Notes 6.13% due 07/15/13		750,000	735,000
L-3 Communications Corp. Company Guar. Senior Sec. Notes 6.38% due 10/15/15		550,000	544,500

			1,279,500

Energy-Alternate Sources-0.1%

VeraSun Energy Corp. Sec. Notes 9.88% due 12/15/12		375,000	397,500

Enterprise Software/Service-0.0%

Oracle Corp. Notes 5.00% due 01/15/11		118,000	116,812

Finance-Auto Loans-1.9%

Ford Motor Credit Co. Senior Notes 5.80% due 01/12/09		2,058,000	2,020,633
Ford Motor Credit Co. Notes 6.63% due 06/16/08		850,000	849,420
Ford Motor Credit Co. Notes 7.38% due 10/28/09		1,150,000	1,152,450
General Motors Acceptance Corp. Notes 6.75% due 12/01/14		2,050,000	2,105,623
General Motors Acceptance Corp. Notes 6.88% due 09/15/11		3,350,000	3,436,088
General Motors Acceptance Corp. Notes 6.88% due 08/28/12		60,000	61,609
General Motors Acceptance Corp. Notes 7.57% due 12/01/14(8)		925,000	967,364
General Motors Acceptance Corp. Bonds 8.00% due 11/01/31		1,600,000	1,836,909

			12,430,096

Finance-Commercial-0.0%

CIT Group, Inc. Notes 5.85% due 09/15/16		150,000	152,202
Transamerica Finance Corp. Senior Notes 6.40% due 09/15/08		36,000	36,592

			188,794

Finance-Consumer Loans-0.2%

John Deere Capital Corp. Notes 5.40% due 10/15/11		360,000	360,751
SLM Corp. Notes 1.53% due 09/15/11	JPY	100,000,000	838,693

			1,199,444

Finance-Credit Card-0.0%

Capital One Financial Corp. Senior Notes 5.70% due 09/15/11		290,000	294,298

Finance-Investment Banker/Broker-0.1%

Lehman Brothers Holdings, Inc. Notes 5.50% due 04/04/16		240,000	239,967
Lehman Brothers Holdings, Inc. Senior Notes 5.75% due 05/17/13		170,000	172,683

			412,650

Finance-Mortgage Loan/Banker-0.1%

Countrywide Home Loans, Inc. Notes 4.13% due 09/15/09		90,000	87,407
Residential Capital Corp. Senior Notes 6.38% due 06/30/10		750,000	758,728

			846,135

Food-Misc.-0.1%

Wornick Co. Sec. Notes 10.88% due 07/15/11		425,000	380,375

Funeral Services & Related Items-0.4%

Service Corp. International Senior Notes 6.75% due 04/01/16		1,225,000	1,218,875
Service Corp. International Senior Notes 7.00% due 06/15/17		400,000	405,000
Service Corp. International Senior Notes 7.38% due 10/01/14		25,000	26,125
Service Corp. International Senior Notes 7.63% due 10/01/18		25,000	26,500
Stewart Enterprises, Inc. Senior Notes 6.25% due 02/15/13		725,000	697,812

			2,374,312

Gambling (Non-Hotel)-0.2%

Greektown Holdings LLC Senior Notes 10.75% due 12/01/13*		750,000	783,750
Waterford Gaming LLC Senior Notes 8.63% due 09/15/12*		172,000	181,890

			965,640

Gas-Distribution-0.1%

Colorado Interstate Gas Co. Senior Debentures 6.85% due 06/15/37		150,000	153,491
Sempra Energy Senior Notes 4.62% due 05/17/07		432,000	430,352
Southern California Gas Co. 1st Mtg. Bonds 5.75% due 11/15/35		70,000	69,847

			653,690

Golf-0.1%

True Temper Sports, Inc. Company Guar. Notes 8.38% due 09/15/11		600,000	522,000

Hotels/Motels-0.1%

Gaylord Entertainment Co. Company Guar. Senior Notes 6.75% due 11/15/14		500,000	496,250
Hilton Hotels Corp. Senior Notes 7.20% due 12/15/09		68,000	70,890

			567,140

Independent Power Producers-1.0%

Calpine Corp Sec. Notes 8.75% due 07/15/13*†(6)(7)		4,648,000	4,984,980
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16		1,125,000	1,130,625
Reliant Energy, Inc. Sec. Notes 9.50% due 07/15/13		551,000	590,947

			6,706,552

Instruments-Scientific-0.0%

Fisher Scientific International, Inc. Senior Sub. Notes 6.75% due 08/15/14		250,000	254,904

Insurance Broker-0.1%

Marsh & McLennan Cos., Inc. Senior Notes 7.13% due 06/15/09		370,000	382,347

Insurance-Life/Health-0.1%

Americo Life, Inc. Notes 7.88% due 05/01/13*		38,000	38,118
MIC Financing Trust I Pass Through Certs. 8.38% due 02/01/27*		123,000	123,170
Monumental Global Funding II Notes 5.65% due 07/14/11*		174,000	176,168
Presidential Life Corp. Senior Notes 7.88% due 02/15/09		150,000	143,250
Prudential Financial, Inc. Notes 5.70% due 12/14/36		384,000	373,775

			854,481

Insurance-Multi-line-0.1%

Metlife, Inc. Jr. Sub. Notes 6.40% due 12/15/36		185,000	185,852
Metropolitan Life Global Funding I Sec. Notes 5.75% due 07/25/11*		140,000	142,655

			328,507

Insurance-Property/Casualty-0.0%

Crum & Forster Holdings Corp. Senior Notes 10.38% due 06/15/13		125,000	135,313

Investment Management/Advisor Services-0.0%

Ameriprise Financial, Inc. Senior Notes 5.35% due 11/15/10		81,000	81,180

Leisure Products-0.0%

Brunswick Corp. Notes 5.00% due 06/01/11		103,000	99,519
K2, Inc. Company Guar. Senior Notes 7.38% due 07/01/14		125,000	126,250

			225,769

Machinery-Construction & Mining-0.1%

Joy Global, Inc. Notes 6.63% due 11/15/36*		355,000	352,897

Machinery-Farming-0.1%

Case New Holland, Inc. Senior Notes 6.00% due 06/01/09		325,000	323,375

Machinery-General Industrial-0.0%

Stewart & Stevenson LLC/Stewart & Stevenson Corp. Senior Notes 10.00% due 07/15/14*		175,000	183,750

Medical Information Systems-0.0%

Spheris, Inc. Senior Sub. Notes 11.00% due 12/15/12		150,000	139,500

Medical Products-0.2%

Baxter International, Inc. Senior Bonds 5.90% due 09/01/16		135,000	138,683
CDRV Investors, Inc. Senior Disc. Notes 9.63% due 01/01/15(10)		325,000	251,875
Encore Medical Finance LLC/Encore Medical Finance Corp. Senior Sub. Notes 11.75% due 11/15/14*		575,000	570,688
Universal Hospital Services, Inc. Senior Notes 10.13% due 11/01/11		500,000	533,750

			1,494,996

Medical-Biomedical/Gene-0.0%

Bio-Rad Laboratories, Inc. Senior Sub. Notes 6.13% due 12/15/14		74,000	71,595

Medical-Drugs-0.1%

American Home Products Corp. Notes 6.95% due 03/15/11		158,000	167,801
Merck & Co., Inc. Notes 2.50% due 03/30/07		40,000	39,738
Wyeth Bonds 5.50% due 02/01/14		250,000	251,283
Wyeth Notes 6.00% due 02/15/36		168,000	171,967

			630,789

Medical-Generic Drugs-0.1%

Mylan Laboratories, Inc. Company Guar. Notes 5.75% due 08/15/10		25,000	24,937
Mylan Laboratories, Inc. Company Guar. Notes 6.38% due 08/15/15		800,000	792,000

			816,937

Medical-HMO-0.1%

Multiplan, Inc. Senior Sub. Notes 10.38% due 04/15/16*		450,000	447,750
WellPoint, Inc. Notes 3.75% due 12/14/07		277,184	272,809

			720,559

Medical-Hospitals-0.9%

Community Health Systems, Inc. Senior Sec. Notes 6.50% due 12/15/12		616,000	606,760
HCA, Inc. Senior Notes 6.95% due 05/01/12		505,000	478,487
HCA, Inc. Sec Notes. 9.13% due 11/15/14*		825,000	881,719
HCA, Inc. Sec Notes. 9.25% due 11/15/16*		3,325,000	3,561,906

			5,528,872

Medical-Nursing Homes-0.0%

Genesis HealthCare Corp. Senior Sub. Debentures 2.50% due 03/15/25*		75,000	79,031
Genesis HealthCare Corp. Senior Notes 8.00% due 10/15/13		75,000	78,188

			157,219

Medical-Wholesale Drug Distribution-0.1%

Cardinal Health, Inc. Notes 5.80% due 10/15/16*		330,000	329,226

Metal Processors & Fabrication-0.1%

Metals USA, Inc. Secured Notes 11.13% due 12/01/15		450,000	494,438
Timken Co. Notes 5.75% due 02/15/10		162,000	160,299

			654,737

Mining-0.0%

Newmont Mining Corp. Notes 8.63% due 05/15/11		146,000	163,487

Multimedia-0.4%

Belo Corp. Senior Notes 6.75% due 05/30/13		145,000	147,862
Cox Enterprises, Inc. Notes 7.88% due 09/15/10*		578,000	616,335
Haights Cross Operating Co. Company Guar. Senior Notes 11.75% due 08/15/11		150,000	153,938
News America, Inc. Company Guar. Bonds 7.30% due 04/30/28		173,000	186,924
Time Warner Cos., Inc. Company Guar. Notes 7.25% due 10/15/17		151,000	164,950
Time Warner Entertainment Co. LP Senior Debentures 8.38% due 03/15/23		458,000	537,307
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33		180,000	217,546
Time Warner, Inc. Company Guar. Notes 6.75% due 04/15/11		190,000	198,894
Viacom, Inc. Senior Notes 6.88% due 04/30/36		137,000	135,449

			2,359,205

Networking Products-0.0%

Cisco Systems, Inc. Senior Notes 5.50% due 02/22/16		152,000	152,097

Non-Ferrous Metals-0.0%

Renco Metals, Inc. Bonds 11.50% due 07/01/03†(3)(6)(7)(15)		500,000	0

Non-Hazardous Waste Disposal-0.2%

Allied Waste North America, Inc. Senior Notes 8.50% due 12/01/08		1,000,000	1,051,250

Office Automation & Equipment-0.2%

Pitney Bowes, Inc. Notes 5.25% due 01/15/37		330,000	325,198
Xerox Corp. Senior Notes 6.75% due 02/01/17		500,000	522,500
Xerox Corp. Senior Notes 7.63% due 06/15/13		275,000	288,750

			1,136,448

Oil & Gas Drilling-0.0%

Pride International, Inc. Senior Notes 7.38% due 07/15/14		50,000	51,625

Oil Companies-Exploration & Production-1.4%

Belden & Blake Corp. Company Guar. Sec. Notes 8.75% due 07/15/12		200,000	205,000
Brigham Exploration Co. Company Guar. Notes 9.63% due 05/01/14		550,000	551,375
Chaparral Energy, Inc. Company Guar. Notes 8.50% due 12/01/15		1,550,000	1,542,250
Chesapeake Energy Corp. Senior Notes 6.25% due 01/15/18		875,000	842,187
Chesapeake Energy Corp. Senior Notes 6.63% due 01/15/16		925,000	919,219
Costilla Energy, Inc. Senior Notes 10.25% due 10/01/06†(3)(4)(6)(7)		500,000	0
El Paso Production Holding Co. Company Guar. Senior Notes 7.75% due 06/01/13		2,375,000	2,484,844
Encore Acquisition Co. Senior Sub. Notes 6.00% due 07/15/15		175,000	159,688
Encore Acquisition Co. Senior Sub. Notes 6.25% due 04/15/14		50,000	46,875
Exco Resources, Inc. Company Guar. Notes 7.25% due 01/15/11		125,000	126,875
Hilcorp Energy LP Senior Notes 7.75% due 11/01/15*		425,000	417,562
Hilcorp Energy I LP Senior Notes 10.50% due 09/01/10*		170,000	181,900
Quicksilver Resources, Inc. Company Guar. Notes 7.13% due 04/01/16		200,000	195,500
Sabine Pass LNG LP Sec Notes. 7.25% due 11/30/13*		200,000	198,750
Sabine Pass LNG LP Sec Notes. 7.50% due 11/30/16*		775,000	772,094
Transmeridian Exploration, Inc. Company Guar. Notes 12.00% due 12/15/10		325,000	312,812

			8,956,931

Oil Companies-Integrated-0.1%

ConocoPhillips Canada Funding Co. Senior Company Guar. Notes 5.95% due 10/15/36		157,000	159,184
Hess Corp. Notes 7.13% due 03/15/33		200,000	218,821
Hess Corp. Bonds 7.88% due 10/01/29		202,000	235,793
Phillips Petroleum Co. Debentures 7.00% due 03/30/29		125,000	140,721

			754,519

Oil Refining & Marketing-0.1%

The Premcor Refining Group, Inc. Company Guar. Notes 6.75% due 05/01/14		666,000	678,685

Oil-Field Services-0.1%

Allis-Chalmers Energy, Inc. Senior Notes 9.00% due 01/15/14*		275,000	276,375
Hanover Compressor Co. Company Guar. Senior Sec. Notes 8.63% due 12/15/10		175,000	182,875
Oslo Seismic Services, Inc. 1st Mtg. Bonds 8.28% due 06/01/11		160,552	163,806

			623,056

Paper & Related Products-0.4%

Bowater, Inc. Notes 6.50% due 06/15/13		1,500,000	1,368,750
Caraustar Industries, Inc. Notes 7.38% due 06/01/09		425,000	411,187
Georgia-Pacific Corp. Company Guar. Notes 7.00% due 01/15/15*		200,000	199,500
Georgia-Pacific Corp. Company Guar. Notes 7.13% due 01/15/17*		325,000	324,187
Plum Creek Timberlands LP Company Guar. Notes 5.88% due 11/15/15		294,000	288,906
Westvaco Corp. Bonds 7.95% due 02/15/31		180,000	197,078

			2,789,608

Pipelines-1.2%

Atlas Pipeline Partners LP Company Guar. Notes 8.13% due 12/15/15		300,000	308,250
Copano Energy LLC Senior Notes 8.13% due 03/01/16		250,000	258,750
Duke Energy Field Services LLC Notes 6.88% due 02/01/11		178,000	186,126
Dynegy-Roseton Danskammer Company Guar. Notes 7.67% due 11/08/16		425,000	440,406
El Paso Natural Gas Co. Senior Notes 7.63% due 08/01/10		100,000	104,500
El Paso Natural Gas Co. Debentures 8.63% due 01/15/22		875,000	1,059,701
Enbridge Energy Partners LP Senior Notes 5.88% due 12/15/16		118,000	116,833
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. Senior Notes 6.88% due 11/01/14		200,000	193,000
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. Senior Notes 8.50% due 07/15/16*		350,000	364,000
NGC Corp Capital Trust Guar. Bonds 8.32% due 06/01/27		1,475,000	1,393,875
ONEOK Partners LP Bonds 6.15% due 10/01/16		155,000	157,272
Pacific Energy Partners LP Senior Notes 7.13% due 06/15/14		332,000	340,702
Pacific Energy Partners LP / Pacific Energy Finance Corp. Company Guar. Notes 6.25% due 09/15/15		218,000	213,126
Reliant Energy, Inc. Notes 7.75% due 02/15/11		290,000	312,545
Tennessee Gas Pipeline Co. Debentures 7.00% due 10/15/28		800,000	844,702
The Williams Cos., Inc. Notes 7.88% due 09/01/21		975,000	1,045,687
Transcontinental Gas Pipe Line Corp. Notes 7.00% due 08/15/11		150,000	154,125
Transcontinental Gas Pipe Line Corp. Senior Notes 8.88% due 07/15/12		425,000	480,250

			7,973,850

Precious Metals-0.1%

Barrick Gold Finance Co. Bonds 5.80% due 11/15/34		175,000	162,079
Barrick Gold Finance Co. Company Guar. Debentures 7.50% due 05/01/07		233,000	234,585

			396,664

Private Corrections-0.0%

Corrections Corp. of America Company Guar. Notes 6.25% due 03/15/13		200,000	198,250

Publishing-Newspapers-0.1%

Knight Ridder, Inc. Debentures 6.88% due 03/15/29		90,000	85,342
Knight Ridder, Inc. Debentures 7.15% due 11/01/27		205,000	195,604
Medianews Group, Inc. Senior Sub. Notes 6.88% due 10/01/13		220,000	199,100

			480,046

Radio-0.0%

Chancellor Media Corp. Company Guar. Senior Notes 8.00% due 11/01/08		148,000	153,870

Real Estate Investment Trusts-0.7%

AvalonBay Communities, Inc. Senior Notes 5.75% due 09/15/16		310,000	314,048
Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13		370,000	365,013
Heritage Property Investment Trust Notes 4.50% due 10/15/09		152,000	148,186
Mack-Cali Realty LP Bonds 5.80% due 01/15/16		156,000	156,431
National Health Investors, Inc. Notes 7.30% due 07/16/07		100,000	99,867
Omega Healthcare Investors, Inc. Senior Notes 7.00% due 04/01/14		400,000	403,000
Reckson Operating Partnership LP Senior Notes 6.00% due 03/31/16		86,000	83,930
Senior Housing Properties Trust Senior Notes 8.63% due 01/15/12		2,027,000	2,199,295
Simon Property Group LP Notes 5.00% due 03/01/12		330,000	324,190
Simon Property Group LP Notes 5.38% due 08/28/08		124,000	123,459
Trustreet Properties, Inc. Senior Notes 7.50% due 04/01/15		500,000	540,000

			4,757,419

Real Estate Management/Services-0.1%

AMB Property LP Company Guar. Notes 5.90% due 08/15/13		112,000	113,615
EOP Operating LP Senior Notes 7.00% due 07/15/11		321,000	347,379

			460,994

Recycling-0.2%

Aleris International, Inc. Senior Notes 9.00% due 12/15/14*		550,000	552,750
Aleris International, Inc. Senior Sub. Notes 10.00% due 12/15/16*		750,000	755,625

			1,308,375

Rental Auto/Equipment-0.2%

Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Senior Notes 7.63% due 05/15/14*		100,000	97,500
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Senior Notes 7.87% due 05/15/14*(8)		150,000	144,750
H&E Equipment Services, Inc. Company Guar. Notes 8.38% due 07/15/16		450,000	471,375
Rental Services Corp. Bonds 9.50% due 12/01/14*		125,000	129,063
United Rentals North America, Inc. Senior Sub. Notes 7.75% due 11/15/13		650,000	652,437

			1,495,125

Retail-Building Products-0.0%

Home Depot, Inc. Senior Notes 5.88% due 12/16/36		320,000	314,024

Retail-Drug Store-0.3%

CVS Lease Pass Through Trust Pass Through Certs. 6.04% due 12/10/28*		370,000	368,468
General Nutrition Centers, Inc. Senior Sub. Notes 8.50% due 12/01/10		1,223,000	1,256,633
General Nutrition Centers, Inc. Company Guar. Notes 8.63% due 01/15/11		150,000	157,875
Rite Aid Corp. Sec. Notes 8.13% due 05/01/10		425,000	434,031

			2,217,007

Retail-Major Department Stores-0.1%

Saks, Inc. Company Guar. Notes 9.88% due 10/01/11		375,000	418,125

Retail-Petroleum Products-0.1%

Ferrellgas LP Senior Notes 6.75% due 05/01/14		850,000	826,625

Retail-Regional Department Stores-0.1%

Neiman-Marcus Group, Inc. Company Guar. Notes 9.00% due 10/15/15		400,000	436,500

Retail-Restaurants-0.2%

Dave & Buster’s, Inc. Senior Notes 11.25% due 03/15/14		250,000	253,750
NPC International, Inc. Company Guar. 9.50% due 05/01/14		950,000	973,750

			1,227,500

Rubber/Plastic Products-0.0%

Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/07†(4)(6)(16)		100,000	400

Savings & Loans/Thrifts-0.2%

Downey Financial Corp. Notes 6.50% due 07/01/14		180,000	180,410
Independence Community Bank Corp. Notes 3.50% due 06/20/08(12)		172,000	167,299
Sovereign Bancorp, Inc. Senior Notes 4.80% due 09/01/10*		405,000	396,300
Washington Mutual Bank Sub. Notes 5.95% due 05/20/13		330,000	335,431
Western Financial Bank Senior Debentures 9.63% due 05/15/12		333,000	363,827

			1,443,267

Seismic Data Collection-0.1%

Seitel, Inc. Senior Notes 11.75% due 07/15/11		475,000	589,000

Special Purpose Entities-0.9%

AAC Group Holding Corp. Senior Disc. Notes 10.25% due 10/01/12(10)		450,000	393,750
AMR HoldCo, Inc./EmCare HoldCo, Inc. Senior Sub. Notes 10.00% due 02/15/15		125,000	135,313
BAE Systems Holdings, Inc. Notes 5.20% due 08/15/15*		465,000	442,931
Bluewater Finance, Ltd. Company Guar. Notes 10.25% due 02/15/12		650,000	680,875
CCM Merger, Inc. Notes 8.00% due 08/01/13*		500,000	488,750
Chukchansi Economic Development Authority Senior Notes 8.88% due 11/15/12*(8)		150,000	154,125
Consolidated Communications Illinois/Texas Holdings, Inc. Senior Notes 9.75% due 04/01/12		347,000	371,290
GNC Parent Corp. Notes 5.44% due 12/01/11*(8)		175,000	175,000
Hellas Telecommunications Luxembourg II Sub. Notes 11.12% due 01/15/15		425,000	426,594
ING USA Global Funding Trust Notes 4.50% due 10/01/10*(8)		268,000	261,318
Jostens IH Corp. Company Guar. Senior Sec. Notes 7.63% due 10/01/12		375,000	379,687
MedCath Holdings Corp. Senior Notes 9.88% due 07/15/12		129,000	138,998
MXEnergy Holdings, Inc. Senior Notes 13.02% due 08/01/11*(8)		675,000	654,750
PCA LLC/PCA Finance Corp. Senior Notes 11.88% due 08/01/09(4)(6)		325,000	60,125
Pricoa Global Funding I Notes 5.30% due 09/27/13*		320,000	318,277
Principal Life Global Funding I Sec. Notes 5.25% due 01/15/13*		296,000	293,271
Southern Star Central Corp. Senior Notes 6.75% due 03/01/16		150,000	149,625

			5,524,679

Specified Purpose Acquisitions-0.0%

ESI Tractebel Acquisition Corp. Company Guar. Notes 7.99% due 12/30/11		202,000	207,308

Steel-Producers-0.1%

Chaparral Steel Co. Company Guar. Notes 10.00% due 07/15/13		300,000	334,875
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36*		380,000	371,935

			706,810

Steel-Specialty-0.0%

Allegheny Technologies, Inc. Notes 8.38% due 12/15/11		75,000	80,250

Storage/Warehousing-0.1%

Mobile Mini, Inc. Senior Notes 9.50% due 07/01/13		98,000	104,615
Mobile Services Group, Inc. Senior Notes 9.75% due 08/01/14*		250,000	261,250

			365,865

Telecom Services-0.2%

Cincinnati Bell Telephone Co. Company Guar. Notes 7.18% due 12/15/23		50,000	50,250
Cincinnati Bell Telephone Co. Company Guar. Notes 7.20% due 11/29/23		225,000	218,531
Insight Midwest LP Senior Notes 9.75% due 10/01/09		52,000	52,845
Qwest Corp. Senior Notes 7.50% due 10/01/14		1,150,000	1,219,000

			1,540,626

Telephone-Integrated-0.6%

AT&T Corp. Senior Notes 7.30% due 11/15/11		203,000	219,783
Cincinnati Bell, Inc. Senior Notes 7.25% due 06/15/23		25,000	24,375
Citizens Communications Co. Senior Notes 9.00% due 08/15/31		177,000	192,045
GTE Northwest, Inc. Debentures 5.55% due 10/15/08		55,000	55,065
GTE Southwest, Inc. 1st Mtg. Bonds 8.50% due 11/15/31		230,000	275,143
LCI International, Inc. Senior Notes 7.25% due 06/15/07		1,650,000	1,654,125
New England Telephone & Telegraph Co. Debentures 7.88% due 11/15/29		174,000	189,846
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28		180,000	180,181
Sprint Nextel Corp. Bonds 6.00% due 12/01/16		160,000	155,940
Verizon New York, Inc. Debentures 6.88% due 04/01/12		117,000	121,296
Windstream Corp. Senior Notes 8.63% due 08/01/16*		700,000	766,500

			3,834,299

Television-0.6%

Allbritton Communications Co. Senior Sub. Notes 7.75% due 12/15/12		875,000	883,750
LIN Television Corp. Senior Sub. Notes 6.50% due 05/15/13		810,000	771,525
Paxson Communications, Inc. Sec. Notes 11.62% due 01/15/13*(8)		1,400,000	1,417,500
Univision Communications, Inc. Company Guar. Notes 3.50% due 10/15/07		80,000	78,276
Young Broadcasting, Inc. Senior Sub. Notes 8.75% due 01/15/14		100,000	86,625
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11		725,000	688,750

			3,926,426

Textile-Products-0.0%

Collins & Aikman Floorcoverings, Inc. Company Guar. Notes 9.75% due 02/15/10		273,000	279,143

Theaters-0.3%

AMC Entertainment, Inc. Senior Sub. Notes 8.00% due 03/01/14		450,000	446,625
AMC Entertainment, Inc. Senior Sub. Notes 9.88% due 02/01/12		475,000	498,750
Cinemark, Inc. Senior Disc. Notes 9.75% due 03/15/14(10)		1,200,000	1,030,500

			1,975,875

Transport-Air Freight-0.9%

Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class A-2 6.88% due 01/02/11		218,018	216,927
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class A-1 7.20% due 01/02/19		1,655,832	1,676,530
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 01/02/15		1,701,936	1,846,601
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/20		353,068	367,190
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class C 8.77% due 01/02/11		62,428	58,995
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class B 9.06% due 07/02/17		1,346,314	1,561,724

			5,727,967

Transport-Rail-0.1%

Burlington Northern Santa Fe Corp. Debentures 7.29% due 06/01/36		323,000	380,012

Transport-Services-0.1%

FedEx Corp. Company Guar. Notes 5.50% due 08/15/09		135,000	135,513
PHI, Inc. Company Guar. Senior Notes 7.13% due 04/15/13		325,000	314,437
Ryder System, Inc. Notes 5.85% due 11/01/16		330,000	323,862

			773,812

Travel Services-0.0%

Travelport, Inc. Senior Notes 9.88% due 09/01/14*		125,000	125,625
Travelport, Inc. Senior Notes 9.99% due 09/01/14*(8)		125,000	121,875

			247,500

Total Corporate Bonds & Notes (cost $168,835,371)			173,352,375

FOREIGN CORPORATE BONDS & NOTES-4.8%
Banks-Commercial-0.1%

Barclays Bank PLC Notes 5.93% due 12/15/16*(9)		370,000	372,416
Caisse Nationale des Caisses d’Epargne et de Prevoyance Notes 4.96% due 12/30/09(9)		141,000	115,972
Landsbanki Islands HF Notes 6.10% due 08/25/11*		145,000	147,417
NIBC Bank NV Bonds 5.82% due 12/11/13*(9)		95,000	92,167
Standard Chartered PLC Sub. Notes 6.41% due 01/30/17*(9)		215,000	213,294

			941,266

Banks-Money Center-0.1%

HBOS Capital Funding LP Company Guar. Notes 6.85% due 03/23/09 (9)		175,000	177,187
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 8.38% due 04/27/09(9)		175,000	184,905
National Westminster Bank PLC Sub. Notes 7.75% due 10/16/07(9)		67,000	67,907

			429,999

Beverages-Wine/Spirits-0.0%

Diageo Capital PLC Company Guar. Notes 5.13% due 01/30/13		320,000	316,004

Brewery-0.1%

SABMiller PLC Notes 6.50% due 07/01/16*		315,000	328,585

Broadcast Services/Program-0.1%

Grupo Televisa SA Senior Notes 6.63% due 03/18/25		496,000	515,167

Building & Construction-Misc.-0.0%

North American Energy Partners, Inc. Senior Notes 8.75% due 12/01/11		310,000	311,550

Cellular Telecom-0.0%

Rogers Wireless, Inc. Sec. Notes 7.25% due 12/15/12		125,000	132,500

Chemicals-Specialty-0.3%

Rhodia SA Senior Notes 8.88% due 06/01/11		1,550,000	1,635,250

Coal-0.0%

Adaro Finance B.V. Company Guar. Notes 8.50% due 12/08/10*		200,000	204,000

Computers-Memory Devices-0.1%

Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16		450,000	452,250

Cruise Lines-0.0%

Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13		175,000	178,122

Diversified Manufactured Operations-0.1%

Bombardier, Inc. Senior Notes 8.00% due 11/15/14*		300,000	307,500
Tyco International Group SA Company Guar. Notes 6.00% due 11/15/13		310,000	320,749

			628,249

Electronic Components-Misc.-0.2%

Celestica, Inc. Senior Sub. Notes 7.63% due 07/01/13		250,000	243,750
NXP BV/NXP Funding LLC Sec. Notes 7.88% due 10/15/14*		400,000	413,500
NXP BV/NXP Funding LLC Senior Notes 9.50% due 10/15/15*		525,000	538,125
Solectron Global Finance, Ltd. Company Guar. Notes 8.00% due 03/15/16		175,000	177,187

			1,372,562

Electronic Components-Semiconductors-0.2%

Avago Technologies Finance Pte/Avago Technologies US/Avago Technologies Wireless Senior Notes 10.13% due 12/01/13*		500,000	533,750
STATS ChipPAC, Ltd. Company Guar. Notes 6.75% due 11/15/11		475,000	465,500

			999,250

Finance-Consumer Loans-0.0%

Aiful Corp. Notes 4.45% due 02/16/10*		140,000	134,278

Finance-Investment Banker/Broker-0.1%

Kaupthing Bank Notes 7.13% due 05/19/16*		328,000	347,902

Finance-Mortgage Loan/Banker-0.0%

Nationwide Building Society Senior Notes 2.63% due 01/30/07*		219,000	218,574

Food-Meat Products-0.1%

JBS SA Guar. Notes 10.50% due 08/04/16*		550,000	585,750

Housewares-0.1%

Vitro Envases Norteamerica SA Sec. Notes 10.75% due 07/23/11*		350,000	383,250

Independent Power Producer-0.0%

AES Drax Energy, Ltd. Series B, Sec. Notes 11.50% due 08/30/10†(4)(6)		725,000	72

Insurance-Multi-line-0.4%

Aegon NV Sub. Notes 5.41% due 07/15/14(9)		201,000	172,826
AXA SA Sub. Notes 6.38% due 12/14/36*(9)		285,000	281,398
Fairfax Financial Holdings, Ltd. Notes 7.38% due 04/15/18		75,000	69,188
Fairfax Financial Holdings, Ltd. Notes 7.75% due 04/26/12		54,000	53,190
Fairfax Financial Holdings, Ltd. Notes 8.25% due 10/01/15		1,300,000	1,274,000
ING Groep NV Bonds 5.78% due 12/08/15(9)		470,000	465,077

			2,315,679

Investment Companies-0.0%

Canadian Oil Sands, Ltd. Notes 5.80% due 08/15/13*		207,000	206,895

Medical-Drugs-0.5%

Abbott Japan Co., Ltd. Company Guar. Bonds 1.05% due 11/06/08	JPY	76,000,000	638,178
Angiotech Pharmaceuticals, Inc. Senior Sub. Notes 7.75% due 04/01/14*		400,000	348,000
Angiotech Pharmaceuticals, Inc. Senior Notes 9.10% due 12/01/13*(8)		500,000	506,250
Elan Finance PLC Company Guar. Senior Notes 7.75% due 11/15/11		800,000	781,000
Elan Finance PLC/Elan Finance Corp. Senior Notes 8.88% due 12/01/13*		500,000	500,000
Elan Finance PLC Company Guar. Senior Notes 9.37% due 11/15/11(8)		700,000	694,750

			3,468,178

Metal-Diversified-0.1%

Inco, Ltd. Notes 7.75% due 05/15/12		310,000	339,097

Music-0.0%

Corporacion Interamericana de Entetenimiento SA de CV Senior Notes 8.88% due 06/14/15*		300,000	298,500

Oil Companies-Exploration & Production-0.3%

Compton Petroleum Finance Corp. Company Guar. Notes 7.63% due 12/01/13		250,000	241,250
OPTI Canada, Inc. Company Guar. Notes 8.25% due 12/15/14*		675,000	693,563
Paramount Resources, Ltd. Senior Notes 8.50% due 01/31/13		650,000	645,125
Talisman Energy, Inc. Senior Notes 6.25% due 02/01/38		185,000	178,490

			1,758,428

Oil Companies-Integrated-0.1%

ENI Coordination Center Company Guar. Notes 5.25% due 12/27/07	GBP	205,000	399,798
Petro-Canada Notes 5.95% due 05/15/35		256,000	242,750

			642,548

Oil-Field Services-0.0%

Weatherford International, Ltd. Senior Notes 5.50% due 02/15/16		214,000	207,870

Paper & Related Products-0.2%

Abitibi-Consolidated, Inc. Notes 8.55% due 08/01/10		1,425,000	1,353,750
Abitibi-Consolidated, Inc. Debentures 8.85% due 08/01/30		225,000	184,500

			1,538,250

Pipelines-0.0%

Kinder Morgan Finance Co. ULC Company Guar. Notes 5.70% due 01/05/16		183,000	167,906

Property Trust-0.0%

WEA Finance LLC/WCI Finance LLC Senior Notes 5.70% due 10/01/16*		150,000	149,119

Real Estate Operations & Development-0.0%

Brookfield Asset Management, Inc. Notes 8.13% due 12/15/08		76,000	79,708

Retail-Drug Store-0.1%

Jean Coutu Group (PJC), Inc. Senior Sub. Notes 8.50% due 08/01/14		575,000	578,594

Satellite Telecom-0.4%

Intelsat Bermuda, Ltd. Company Guar. Notes 9.25% due 06/15/16*		750,000	806,250
Intelsat Bermuda, Ltd. Senior Notes 11.25% due 06/15/16*		1,050,000	1,152,375
Intelsat Intermediate Holding Co., Ltd. Company Guar. Notes 9.25% due 02/01/15(10)		775,000	589,000

			2,547,625

Semiconductor Equipment-0.0%

MagnaChip Semiconductor SA Sec. Notes 6.88% due 12/15/11		75,000	63,375

Special Purpose Entities-0.2%

Hybrid Capital Funding I LP Sub. Notes 8.00% due 06/30/11(9)		338,000	353,491
Rio Tinto Finance USA, Ltd. Notes 2.63% due 09/30/08		165,000	157,826
SMFG Preferred Capital Bonds 6.08% due 01/29/17*(9)		373,000	370,501
SovRisc BV Notes 4.63% due 10/31/08*		133,000	131,693

			1,013,511

Specified Purpose Acquisitions-0.2%

Nell AF SARL Guar. Bonds 8.38% due 08/15/15*		1,225,000	1,258,687

Steel-Specialty-0.1%

CSN Islands IX Corp. Company Guar. Notes 10.00% due 01/15/15*		250,000	291,250
CSN Islands VIII Corp. Company Guar. Notes 9.75% due 12/16/13*		275,000	311,575

			602,825

Telecom Services-0.3%

Telenet Group Holdings NV Disc. Notes 11.50% due 06/15/14*(10)		2,106,000	1,898,033
TELUS Corp. Notes 7.50% due 06/01/07		110,000	110,814

			2,008,847

Telephone-Integrated-0.1%

British Telecommunications PLC Bonds 8.63% due 12/15/30		392,000	536,207
Telecom Italia Capital SA Company Guar. Notes 4.00% due 01/15/10		305,000	291,242
Telecom Italia Capital SA Notes 5.25% due 10/01/15		155,000	144,787

			972,236

Transport-Marine-0.1%

Navios Maritime Holdings, Inc. Senior Notes 9.50% due 12/15/14*		375,000	369,209
Ultrapetrol Bahamas, Ltd. 1st Mtg. Bonds 9.00% due 11/24/14		350,000	339,937

			709,146

Transport-Rail-0.1%

Canadian National Railway Co. Notes 6.38% due 10/15/11		315,000	328,638

Total Foreign Corporate Bonds & Notes (cost $31,325,670)			31,370,242

FOREIGN GOVERNMENT AGENCIES-35.0%
Sovereign-35.0%

CS First Boston International for City of Kiev Ukraine Bonds 8.00% due 11/06/15		1,270,000	1,314,755
Federal Republic of Brazil Bonds 5.78% due 01/05/16		2,474,000	1,314,294
Federal Republic of Brazil Bonds 6.00% due 01/17/17		3,390,000	3,339,150
Federal Republic of Brazil Notes 7.88% due 03/07/15		3,610,000	4,021,540
Federal Republic of Brazil Notes 8.00% due 01/15/18		5,330,000	5,926,960
Federal Republic of Brazil Bonds 8.25% due 01/20/34		2,060,000	2,497,750
Federal Republic of Brazil Notes 8.75% due 02/04/25		2,825,000	3,488,875
Federal Republic of Brazil Bonds 8.88% due 10/14/19		2,560,000	3,123,200
Federal Republic of Brazil Notes 8.88% due 04/15/24		145,000	180,670
Federal Republic of Brazil Notes 10.25% due 06/17/13		1,180,000	1,457,300
Federal Republic of Brazil Bonds 10.50% due 07/14/14		1,115,000	1,410,475
Federal Republic of Brazil Notes 11.00% due 01/11/12		2,240,000	2,755,200
Federal Republic of Brazil Notes 11.00% due 08/17/40		8,335,000	11,043,875
Federal Republic of Germany Bonds 4.13% due 07/04/08	EUR	1,845,000	2,443,286
Federal Republic of Germany Bonds 4.50% due 01/04/13	EUR	6,015,000	8,173,540
Federal Republic of Germany Bonds 4.75% due 07/04/34	EUR	1,710,000	2,495,429
Federal Republic of Germany Bonds 5.50% due 01/04/31	EUR	500,000	797,112
France Government Bond Bonds 3.00% due 10/25/15	EUR	500,000	612,767
Government of Australia Bonds 5.75% due 06/15/11	AUD	7,850,000	6,127,023
Government of Australia Bonds 7.50% due 09/15/09	AUD	8,525,000	6,957,188
Government of Canada Bonds 4.00% due 09/01/10	CAD	2,684,000	2,302,580
Government of Canada Bonds 5.25% due 06/01/13	CAD	2,920,000	2,675,137
Government of Japan Bonds 0.70% due 05/15/08	JPY	258,500,000	2,172,951
Government of Japan Bonds 1.00% due 12/20/12	JPY	354,800,000	2,919,899
Government of Japan Bonds 1.80% due 03/22/10	JPY	280,000,000	2,412,920
Government of United Kingdom Bonds 5.00% due 03/07/08	GBP	1,115,000	2,178,586
Kingdom of Denmark Bonds 7.00% due 11/15/07	DKK	29,310,000	5,315,105
Kingdom of Netherlands Bonds 3.00% due 07/15/07	EUR	1,085,000	1,426,053
Kingdom of Norway Bonds 5.00% due 05/15/15	NOK	27,600,000	4,610,230
Kingdom of Norway Bonds 5.50% due 05/15/09	NOK	17,120,000	2,814,388
Kingdom of Norway Bonds 6.50% due 05/15/13	NOK	34,480,000	6,157,284
Kingdom of Spain Bonds 5.75% due 07/30/32	EUR	925,000	1,524,574
Kingdom of Sweden Bonds 4.00% due 12/01/09	SEK	28,200,000	4,142,292
Kingdom of Sweden Bonds 4.50% due 08/12/15	SEK	26,210,000	4,019,202
Kingdom of Sweden Bonds 5.00% due 01/28/09	SEK	10,500,000	1,571,791
Kingdom of Sweden Bonds 5.50% due 10/08/12	SEK	32,870,000	5,206,615
Republic of Argentina Notes 5.25% due 12/31/38(10)		2,144,761	1,158,171
Republic of Argentina Bonds 5.59% due 08/03/12(8)		2,430,000	1,764,180
Republic of Argentina Bonds 7.00% due 03/28/11		3,255,000	3,281,040
Republic of Argentina Notes 8.28% due 12/31/33		2,789,886	3,034,001
Republic of Colombia Bonds 7.38% due 09/18/37		520,000	558,220
Republic of Columbia Notes 8.25% due 12/22/14		1,190,000	1,350,650
Republic of Colombia Notes 12.00% due 10/22/15	COP	4,897,000,000	2,580,742
Republic of El Salvador Bonds 7.65% due 06/15/35*		525,000	595,875
Republic of El Salvador Bonds 8.25% due 04/10/32		360,000	432,900
Republic of Greece Bonds 5.25% due 05/18/12	EUR	1,421,000	1,979,710
Republic of Peru Bonds 5.00% due 03/07/07(12)		152,000	150,860
Republic of Peru Notes 7.35% due 07/21/25		1,910,000	2,158,300
Republic of Peru Bonds 8.75% due 11/21/33		720,000	946,800
Republic of Philippines Bonds 7.75% due 01/14/31		580,000	658,300
Republic of Philippines Notes 8.00% due 01/15/16		1,180,000	1,342,250
Republic of Philippines Notes 8.25% due 01/15/14		2,320,000	2,618,700
Republic of Philippines Bonds 9.88% due 01/15/19		1,020,000	1,331,100
Republic of Philippines Notes 10.63% due 03/16/25		2,330,000	3,340,638
Republic of Turkey Notes 6.88% due 03/17/36		4,280,000	4,087,400
Republic of Turkey Bonds 7.00% due 09/26/16		4,160,000	4,227,600
Republic of Turkey Notes 7.00% due 06/05/20		700,000	704,375
Republic of Turkey Notes 7.25% due 03/15/15		5,220,000	5,396,175
Republic of Turkey Notes 7.38% due 02/05/25		4,520,000	4,633,000
Republic of Turkey Notes 8.00% due 02/14/34		820,000	894,825
Republic of Turkey Notes 9.50% due 01/15/14		1,310,000	1,526,150
Republic of Turkey Senior Notes 11.88% due 01/15/30		1,635,000	2,521,988
Republic of Uruguay Bonds 7.50% due 03/15/15		750,000	808,125
Republic of Uruguay Bonds 8.00% due 11/18/22		3,005,000	3,410,675
Republic of Uruguay Notes 9.25% due 05/17/17		400,000	489,000
Republic of Venezuela Bonds 5.75% due 02/26/16		1,510,000	1,430,725
Republic of Venezuela Bonds 6.00% due 12/09/20		3,040,000	2,842,400
Republic of Venezuela Bonds 7.00% due 12/01/18		700,000	722,750
Republic of Venezuela Notes 8.50% due 10/08/14		2,840,000	3,213,460
Republic of Venezuela Bonds 9.25% due 09/15/27		4,385,000	5,590,875
Republic of Venezuela Bonds 9.38% due 01/13/34		2,890,000	3,814,800
Russian Federation Bonds 7.50% due 03/31/30(10)		14,300,000	16,143,270
Russian Federation Bonds 7.50% due 03/31/30*(10)		650,000	735,313
Russian Federation Notes 12.75% due 06/24/28		500,000	903,010
Ukrainian Soviet Socialist Republic Senior Bonds 6.58% due 11/21/16*		1,580,000	1,580,000
Ukrainian Soviet Socialist Republic Notes 7.65% due 06/11/13		1,270,000	1,367,028
United Mexican States Notes 5.63% due 01/15/17		2,470,000	2,472,470
United Mexican States Notes 6.63% due 03/03/15		1,120,000	1,202,320
United Mexican States Notes 7.50% due 04/08/33		1,885,000	2,224,300
United Mexican States Notes 8.13% due 12/30/19		2,380,000	2,891,700
United Mexican States Bonds 8.30% due 08/15/31		1,530,000	1,956,105

Total Foreign Government Agencies (cost $220,221,979)			228,002,272

FOREIGN GOVERNMENT TREASURIES -3.1% Sovereign-3.1%
Government of United Kingdom Bonds 4.00% due 03/07/09	GBP	660,000	1,261,559
Government of United Kingdom Bonds 4.00% due 09/07/16	GBP	2,255,000	4,165,259
Government of United Kingdom Bonds 4.25% due 03/07/11	GBP	5,900,000	11,205,789
Government of United Kingdom Bonds 5.00% due 09/07/14	GBP	1,600,000	3,163,816

Total Foreign Government Treasuries (cost $19,518,077)			19,796,423

U.S. GOVERNMENT AGENCIES-9.9%
Federal Home Loan Bank-0.2%
3.50% due 05/15/07		600,000	596,424
4.50% due 09/08/08		600,000	594,541

			1,190,965

Federal Home Loan Mtg. Corp.-4.3%
3.63% due 02/15/07		624,000	622,840
4.13% due 07/12/10		300,000	292,351
4.35% due 06/02/08		600,000	592,920
4.45% due 03/06/08		600,000	595,056
4.50% due 02/01/20		237,899	229,316
4.50% due 08/01/20		431,194	415,638
4.75% due 01/18/11		310,000	307,945
5.00% due 09/01/18		552,784	544,310
5.00% due 12/14/18		400,000	390,573
5.00% due 07/01/20		841,723	827,010
5.00% due 02/01/34		487,411	471,126
5.00% due 05/01/34		304,204	293,834
5.00% due 02/01/35		704,175	680,170
5.00% due 08/01/35		2,785,213	2,688,336
5.00% due 04/01/36		595,317	574,610
5.00% due 05/01/36		414,372	399,783
5.00% due 08/01/36		497,217	479,711
5.00% due 11/01/36		611,237	589,716
5.00% due January TBA		2,200,000	2,135,201
5.34% due 12/01/35(8)		454,344	452,099
5.50% due 05/15/34(13)		179,920	180,322
5.50% due 07/01/35		2,665,623	2,636,717
5.72% due 08/01/36(8)		2,810,660	2,807,718
6.00% due 07/01/35		217,705	219,364
6.00% due 06/01/36		6,259,663	6,305,958
6.50% due 05/01/29		9,011	9,239
6.50% due 02/01/35		778,901	794,100
6.88% due 09/15/10		1,156,000	1,231,370
7.00% due 06/01/29		18,228	18,785
8.50% due 05/01/08		6,781	6,887
10.00% due 05/15/20(13)		17,939	17,898
Series 1103, Class N, 11.57% due 06/15/21(13)(14)		10,907	218

			27,811,121

Federal National Mtg. Assoc.-5.4%
3.00% due 03/02/07		600,000	597,847
4.50% due 06/01/19		557,113	538,094
4.75% due 12/15/10		375,000	372,603
5.00% due 06/01/19		295,806	291,121
5.00% due 04/01/21		3,707,282	3,644,181
5.00% due 03/01/34		335,244	324,070
5.00% due 11/01/34		604,457	584,310
5.00% due 05/01/35		1,376,079	1,328,937
5.00% due January TBA		3,000,000	2,895,936
5.25% due 08/01/12		576,000	578,800
5.50% due 06/01/19		387,458	387,737
5.50% due 11/01/19		1,663,492	1,664,690
5.50% due 08/01/20		399,975	399,905
5.50% due 01/01/29		9,263	9,209
5.50% due 06/01/29		169,456	168,367
5.50% due 06/01/34		394,423	390,194
5.50% due 02/01/35		605,666	598,748
5.50% due 12/01/35		807,300	798,079
5.50% due 02/01/36(8)		394,366	396,341
5.50% due 05/01/36		4,809,205	4,753,599
5.50% due 11/01/36		4,526,573	4,473,292
5.50% due 12/01/36		1,499,850	1,482,196
6.00% due 02/01/32		130,377	131,654
6.00% due 05/01/34		22,791	22,962
6.00% due 10/01/34		1,365,631	1,375,867
6.00% due 04/01/35		761,438	767,145
6.00% due 06/01/35		619,633	623,964
6.00% due 03/01/36		2,369,403	2,385,445
6.50% due 04/01/34		334,910	341,547
6.50% due 02/01/35		79,747	81,267
6.50% due 07/01/36		2,999,236	3,055,784
7.50% due 01/01/30		19,808	20,673
7.50% due 09/01/30		3,472	3,616
8.00% due 11/01/28		27,605	29,212
8.80% due 01/25/19(13)		45,095	48,206
10.40% due 04/25/19(13)		7,361	7,892
13.00% due 11/01/15		7,143	7,897

			35,581,387

Government National Mtg. Assoc.-0.0%
7.50% due 07/15/27		16,651	17,411
7.50% due 10/15/27		66,998	70,056

			87,467

Total U.S. Government Agencies (cost $64,281,220)			64,670,940

U.S. GOVERNMENT TREASURIES-7.7%
United States Treasury Bonds-1.7%

4.50% due 02/15/36		5,677,000	5,398,475
6.25% due 08/15/23		166,000	191,068
7.88% due 02/15/21		4,000,000	5,209,064

			10,798,607

United States Treasury Notes-6.0%

3.63% due 01/15/10		803,000	778,220
3.88% due 05/15/10		175,000	170,522
3.88% due 09/15/10		7,000	6,805
4.00% due 02/15/15		13,201,000	12,575,497
4.25% due 01/15/11		2,000,000	1,966,876
4.25% due 08/15/15		2,262,000	2,188,838
4.38% due 12/31/07		1,400,000	1,391,414
4.38% due 12/15/10		101,000	99,836
4.50% due 02/15/09		240,000	238,547
4.50% due 11/15/10		70,000	69,502
4.50% due 11/15/15		270,000	265,844
4.63% due 02/29/08		63,000	62,734
4.88% due 05/31/08		3,500,000	3,498,359
4.88% due 05/31/11		4,000,000	4,027,500
4.88% due 02/15/12		10,000,000	10,091,410
5.13% due 05/15/16		1,579,000	1,626,432

			39,058,336

Total U.S. Government Treasuries (cost $50,039,412)			49,856,943

COMMON STOCK-0.8%
Casino Services-0.0%

Shreveport Gaming Holdings, Inc.†(3)(4)(5)		2,441	56,199

Cellular Telecom-0.5% iPCS, Inc.†(4)(5)		60,413	3,344,464

Medical-Outpatient/Home Medical-0.0%

Critical Care Systems International, Inc.(3)(4)(5)		4,107	28,749

Oil Companies-Exploration & Production-0.0%

Transmeridian Exploration, Inc.†		5,359	18,489

Oil-Field Services-0.3%

Trico Marine Services, Inc.†		41,930	1,606,338

Total Common Stock (cost $2,246,620)			5,054,239

PREFERRED STOCK-0.2%
Diversified Financial Services-0.1%

General Electric Capital Corp. 8.00% (10)		16,000	365,920

Finance-Mortgage Loan/Banker-0.0%

Fannie Mae 7.00%(8)		1,080	56,700

Food-Dairy Products-0.0%

TCR Holdings, Class B (3)(4)		570	6
TCR Holdings, Class C (3)(4)		314	3
TCR Holdings, Class D (3)(4)		827	8
TCR Holdings, Class E (3)(4)		1,711	17

			34

Oil Companies-Exploration & Production-0.0%

Transmeridian Exploration, Inc. 15.00% (3)		3,100	321,588

Television-0.1%

ION Media Networks, Inc. 14.25%(11)		106	784,400

Total Preferred Stock (cost $1,595,995)			1,528,642

RIGHTS-0.0%
Sovereign-0.0%

United Mexican States, Series E Expires 06/30/07 VRR (cost $0)		1,400,000	18,200

WARRANTS †-0.0%
Oil Companies-Exploration & Production-0.0%

Transmeridian Exploration, Inc. Expires 12/15/10 (strike price $4.31)		13,811	18,990

Telecom Services-0.0%

Leap Wireless International, Inc. Expires 04/15/10 (strike price $96.80)(4)		500	0

Telephone-Integrated-0.0%

GT Group Telecom, Inc. Expires 02/01/10 (strike price $0.00)*(3)(4)		150	1

Total Warrants (cost $46,436)			18,991

Total Long-Term Investment Securities (cost $572,492,270)			588,006,053

SHORT-TERM INVESTMENT SECURITIES-2.6%
Time Deposits-2.6%

Euro Dollar Time Deposit with State Street Banks & Trust Co. 2.80% due 01/02/07		1,246,000	1,246,000
Euro Dollar Time Deposit with State Street Banks & Trust Co. 4.05% due 01/02/07		15,693,000	15,693,000

Total Short-Term Investment Securities (cost $16,939,000)			16,939,000

REPURCHASE AGREEMENTS-4.7%

UBS Securities, LLC Joint Repurchase Agreement Account (Note 2)		20,426,000	20,426,000
State Street Bank & Trust Co. Joint Repurchase Agreement (Note 2)		10,133,000	10,133,000

Total Repurchase Agreements (cost $30,559,000)			30,559,000

TOTAL INVESTMENTS (cost $619,990,270) @		97.6%	635,504,053
Other assets less liabilities		2.4	15,661,805

NET ASSETS		100.0%	$651,165,858

BONDS & NOTES SOLD SHORT-(0.8%)
Government Agencies-(0.8%)
Federal Home Loan Mtg. Corp.
5.00% due January TBA		(2,200,000)	(2,135,201)
6.00% due January TBA		(2,000,000)	(2,014,376)
(Proceeds $(4,164,266))

			(4,149,577)

Federal National Mtg. Corp.
6.50% due January TBA (Proceeds $(1,020,781))		(1,000,000)	(1,018,750)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At December 31, 2006, the aggregate value of these securities was $49,968,160 representing 7.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
**	Denominated in United States dollars unless otherwise indicated.

VRR — Value Recovery Right

TBA — Securities purchased on a forward commitment basis with an approximate principal amount due and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

†	Non-income producing security
@	See Note 3 for cost of investments on a tax basis
(1)	Variable Rate Security—the rate reflected is as of December 31, 2006, maturity date reflects the stated maturity date.
(2)	Commercial Mortgaged Back Security
(3)	Fair valued security; see Note 1
(4)	Illiquid security
(5)	To the extent permitted by the Statement of Additional Information, the Strategic Bond Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2006, the Strategic Bond Fund held the following restricted securities:

Name	Acquisition Date	Principal / Shares	Acquisition Cost	Market Value	Market Value per Share	% of Net Assets
Critical Care Systems International, Inc. Common Stock	07/20/2006	4,107	$37,181	$28,749	$7	0.00%
ICO North America, Inc. 7.50% due 08/15/09	08/11/2005	200,000	200,000
	04/19/2006	65,000	81,805

		265,000	281,805	294,150	1	0.05
iPCS, Inc. Common Stock	07/28/2005	1,283	0
	07/20/2004	59,130	916,515

		60,413	916,515	3,344,464	55	0.51
Shreveport Gaming Holdings, Inc. Common Stock	07/29/2005	2,047	47,128
	07/21/2005	394	9,073

		2,441	56,201	56,199	23	0.01
Southern Energy, Inc. 7.90% due 07/15/09	01/25/2006	1,125,000	0
	06/6/2006	425,000	0

		1,550,000	0	0	0	0.00

				$3,723,562		0.57%

(6)	Bond in default
(7)	Company has filed Chapter 11 bankruptcy protection.
(8)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of December 31, 2006.
(9)	Perpetual maturity - maturity date reflects the next call date.
(10)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(11)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(12)	Variable Rate Security - the rate reflected is as of December 31, 2006, maturity date reflects next reset date.
(13)	Collateralized Mortgaged Obligation
(14)	Interest Only
(15)	Bond is in default and did not pay principal at maturity. Security is subject to litigation, the outcome of which is still to be determined.
(16)	Company has filed Chapter 7 bankruptcy protection.

AUD - Australian Dollar

CAD - Canadian Dollar

COP - Colombian Peso

DKK - Danish Krone

EUR - Euro

GBP - Pound Sterling

JPY - Japanese Yen

NOK - Norwegian Krone

SEK - Swedish Krone

ADR American Depository Receipt

Country Allocation
United States	52.1
Brazil	6.3
United Kingdom	4.0
Turkey	3.7
Switzerland	3.1
Russia	2.7
Venezuela	2.7
Sweden	2.3
Australia	2.1
Germany	2.1
Norway	2.1
Canada	2.0
Mexico	1.8
Argentina	1.4
Philippines	1.4
Japan	1.3
Denmark	0.8
Colombia	0.7
Uruguay	0.7
Peru	0.5
Belgium	0.4
Bermuda	0.4
France	0.4
Greece	0.4
Netherlands	0.4
Cayman Islands	0.3
Ireland	0.3
Luxembourg	0.3
Singapore	0.2
Spain	0.2
Ukrainian SSR	0.2
El Salvador	0.1
Iceland	0.1
Marshall Islands	0.1

97.6%

*	Calculated as a percentage of net assets

See Notes to Portfolio of Investments

SunAmerica High Yield Bond Fund

PORTFOLIO OF INVESTMENTS—December 31, 2006  — (unaudited)

Security Description	Principle Amount /Shares	Value (Note 1)
CONVERTIBLE BONDS & NOTES-0.0%
Telecom Services-0.0%

ICO North America, Inc. Notes 7.50% due 08/15/09(1)(2)(3) (cost $75,000)	$75,000	$83,250

CORPORATE BONDS & NOTES-68.6%
Aerospace/Defense-Equipment-0.4%

DeCrane Aircraft Holdings, Inc. Company Guar. Notes 12.00% due 09/30/08	1,700,000	1,321,750

Agricultural Chemicals-0.2%

The Mosaic Co. Senior Notes 7.38% due 12/01/14*	350,000	359,188
The Mosaic Co. Senior Notes 7.63% due 12/01/16*	350,000	362,687

		721,875

Airlines-2.1%

American Airlines, Inc. Pass Through Certs., Series 2001-1, Class A-2 6.82% due 05/23/11	4,525,000	4,597,128
Continental Airlines, Inc. Pass Through Certs. Series 1991-1, Class C 6.95% due 08/02/09	538,536	533,151
Continental Airlines, Inc. Pass Through Certs. Series 1999, Class 2 7.73% due 03/15/11	735,162	694,728
Northwest Airlines, Inc. Pass Through Certs. Series 1A-1 7.04% due 04/01/22(4)(5)	1,230,053	1,239,278
United AirLines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.20% due 09/01/08	428,477	431,155

		7,495,440

Apparel Manufacturer-0.0%

Hanesbrands, Inc. Senior Notes 8.74% due 12/15/14*(8)	50,000	50,875

Applications Software-0.4%

SS&C Technologies, Inc. Company Guar. Notes 11.75% due 12/01/13	1,400,000	1,519,000

Auto-Cars/Light Trucks-1.7%

General Motors Corp. Senior Notes 7.13% due 07/15/13	3,200,000	3,016,000
General Motors Corp. Debentures 7.70% due 04/15/16	450,000	424,125
General Motors Corp. Debentures 8.25% due 07/15/23	1,750,000	1,627,500
General Motors Corp. Senior Debentures 8.38% due 07/15/33	950,000	878,750

		5,946,375

Auto/Truck Parts & Equipment-Replacement-0.0%

Exide Corp. Notes 10.00% due 03/15/25†(1)(2)	1,650,000	0

Beverages-Non-alcoholic-0.2%

Cott Beverages, Inc. Company Guar. Notes 8.00% due 12/15/11	600,000	612,000

Broadcast Services/Program-0.8%

Fisher Communications, Inc. Senior Notes 8.63% due 09/15/14	1,526,000	1,617,560
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. Senior Disc. Notes 11.38% due 04/01/13(6)	750,000	672,187
Nexstar Finance, Inc. Senior Sub. Notes 7.00% due 01/15/14	500,000	470,000

		2,759,747

Building & Construction Products-Misc.-1.4%

Associated Materials, Inc. Senior Sub. Notes 9.75% due 04/15/12	1,525,000	1,570,750
Associated Materials, Inc. Senior Disc. Notes 11.25% due 03/01/14(6)	1,000,000	675,000
Dayton Superior Corp. Senior Sec. Notes 10.75% due 09/15/08	1,449,000	1,514,205
Interline Brands, Inc. Senior Sub. Notes 8.13% due 06/15/14	1,025,000	1,053,187

		4,813,142

Building Products-Wood-0.1%

Masonite Corp. Senior Sub. Notes 11.00% due 04/06/15	525,000	485,625

Cable TV-4.1%

Cablevision Systems Corp. Senior Notes 8.00% due 04/15/12	250,000	245,625
CCH I Holdings LLC/CCH I Holdings Capital Corp. Bonds 11.00% due 10/01/15*	3,371,000	3,446,847
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10	1,125,000	1,174,219
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 10/01/13*	5,577,000	5,939,505
Charter Communications Holdings II LLC Senior Notes 10.25% due 09/15/10	1,000,000	1,046,250
CSC Holdings, Inc. Senior Notes 7.63% due 04/01/11	360,000	366,750
CSC Holdings, Inc. Debentures 8.13% due 08/15/09	825,000	854,906
Insight Communications Co., Inc. Senior Disc. Notes 12.25% due 02/15/11(6)	1,165,000	1,220,338

		14,294,440

Casino Hotels-3.0%

Eldorado Casino Corp. (Shreveport) Sec. Bonds 10.00% due 08/01/12(2)(7)	1,721,177	1,635,118
Eldorado Resorts LLC Senior Notes 9.00% due 04/15/14(1)(2)	2,675,000	2,675,000
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	3,200,000	2,960,000
Riviera Holdings Corp. Company Guar. Notes 11.00% due 06/15/10	800,000	848,000
Station Casinos, Inc. Senior Sub. Notes 6.88% due 03/01/16	1,800,000	1,615,500
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 12/15/10*	450,000	461,250
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	425,000	434,563

		10,629,431

Cellular Telecom-1.7%

American Cellular Corp. Senior Notes 10.00% due 08/01/11	1,700,000	1,797,750
Centennial Cellular Operating Co./Centennial Communications Corp. Company Guar. Notes 10.13% due 06/15/13	1,500,000	1,616,250
Centennial Communications Corp. Senior Notes 10.00% due 01/01/13	209,000	222,324
Centennial Communications Corp. Senior Notes 11.11% due 01/01/13(8)	925,000	978,188
Rural Cellular Corp. Senior Sub. Notes 9.75% due 01/15/10	1,375,000	1,412,812

		6,027,324

Chemicals-Specialty-0.8%

Nalco Co. Senior Notes 7.75% due 11/15/11	350,000	357,875
Nalco Co. Senior Sub. Notes 8.88% due 11/15/13	515,000	545,256
Rockwood Specialties Group, Inc. Senior Sub. Notes 7.50% due 11/15/14	925,000	931,938
Rockwood Specialties Group, Inc. Senior Sub. Notes 10.63% due 05/15/11	292,000	310,980
Tronox Worldwide LLC/Tronox Finance Corp. Company Guar. Notes 9.50% due 12/01/12	600,000	631,500

		2,777,549

Coal-0.2%

Massey Energy Co. Senior Notes 6.63% due 11/15/10	734,000	734,000

Commercial Services-0.4%

DI Finance/DynCorp International Senior Sub. Notes 9.50% due 02/15/13	1,273,000	1,349,380

Computer Services-0.4%

Compucom Systems, Inc. Senior Notes 12.00% due 11/01/14*	650,000	669,500
Sungard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	825,000	866,250

		1,535,750

Consulting Services-0.1%

FTI Consulting, Inc. Company Guar. Notes 7.63% due 06/15/13	425,000	438,813

Consumer Products-Misc.-0.3%

American Achievement Corp. Senior Sub. Notes 8.25% due 04/01/12	67,000	68,591
Jostens Holding Corp. Senior Disc. Notes 10.25% due 12/01/13(6)	1,000,000	882,500
Visant Holding Corp. Senior Notes 8.75% due 12/01/13*	250,000	257,500

		1,208,591

Containers-Metal/Glass-1.1%

Crown Cork & Seal Co., Inc. Debentures 7.38% due 12/15/26	75,000	70,125
Crown Cork & Seal Co., Inc. Debentures 8.00% due 04/15/23	2,350,000	2,291,250
Owens-Brockway Glass Container, Inc. Company Guar. Notes 8.25% due 05/15/13	600,000	620,250
Owens Brockway Glass Container, Inc. Company Guar. Notes 8.88% due 02/15/09	835,000	853,787

		3,835,412

Containers-Paper/Plastic-0.4%

Pliant Corp. Sec. Notes 11.13% due 09/01/09	1,540,000	1,497,650

Diagnostic Kits-0.4%

Inverness Medical Innovations, Inc. Senior Sub. Notes 8.75% due 02/15/12	1,400,000	1,456,000

Direct Marketing-0.4%

Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	1,325,000	1,311,750

Diversified Manufactured Operations-0.2%

Indalex Holding Corp. Sec. Notes 11.50% due 02/01/14*	700,000	728,000

Electric-Generation-0.9%

Edison Mission Energy Senior Notes 7.50% due 06/15/13	900,000	940,500
Edison Mission Energy Senior Notes 7.75% due 06/15/16	375,000	397,500
The AES Corp. Sec. Notes 8.75% due 05/15/13*	1,575,000	1,687,219

		3,025,219

Electric-Integrated-0.6%

Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	1,325,000	1,358,125
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	800,000	810,000

		2,168,125

Electronic Components-Misc.-0.1%

Sanmina-SCI Corp. Company Guar. Notes 6.75% due 03/01/13	350,000	322,000

Electronic Components-Semiconductors-1.2%

Advanced Micro Devices, Inc. Senior Notes 7.75% due 11/01/12	1,024,000	1,062,400
Amkor Technology, Inc. Senior Notes 9.25% due 06/01/16	975,000	955,500
Freescale Semiconductor, Inc. Senior Notes 9.13% due 12/15/14	725,000	720,468
Freescale Semiconductor, Inc. Senior Notes 9.24% due 12/15/14(8)	175,000	173,469
Freescale Semiconductor, Inc. Senior Sub. Notes 10.13% due 12/15/16	1,400,000	1,401,750

		4,313,587

Electronics-Military-0.5%

L-3 Communications Corp. Company Guar. Senior Sec. Notes 6.13% due 07/15/13	1,925,000	1,886,500

Energy-Alternate Sources-0.2%

VeraSun Energy Corp. Secured Notes 9.88% due 12/15/12	625,000	662,500

Finance-Auto Loans-5.7%

Ford Motor Credit Co. Notes 6.63% due 06/16/08	1,450,000	1,449,011
Ford Motor Credit Co. Notes 7.38% due 10/28/09	5,450,000	5,461,608
General Motors Acceptance Corp. Notes 6.75% due 12/01/14	3,235,000	3,322,775
General Motors Acceptance Corp. Notes 6.88% due 09/15/11	2,750,000	2,820,670
General Motors Acceptance Corp. Notes 6.88% due 08/28/12	269,000	276,216
General Motors Acceptance Corp. Notes 7.57% due 12/01/14(8)	3,375,000	3,529,572
General Motors Acceptance Corp. Bonds 8.00% due 11/01/31	2,900,000	3,329,397

		20,189,249

Food-Misc.-0.2%

Wornick Co. Sec. Notes 10.88% due 07/15/11	700,000	626,500

Funeral Services & Related Items-1.0%

Service Corp. International Senior Notes 7.00% due 06/15/17	2,300,000	2,328,750
Service Corp. International Senior Notes 7.38% due 10/01/14	155,000	161,975
Service Corp. International Senior Notes 7.63% due 10/01/18	155,000	164,300
Stewart Enterprises, Inc. Senior Notes 6.25% due 02/15/13	850,000	818,125

		3,473,150

Gambling (Non-Hotel)-0.6%

Greektown Holdings LLC Senior Notes 10.75% due 12/01/13*	1,100,000	1,149,500
Waterford Gaming LLC Senior Notes 8.63% due 09/15/12*	1,011,000	1,069,133

		2,218,633

Gas-Distribution-0.1%

Colorado Interstate Gas Co. Senior Debentures 6.85% due 06/15/37	500,000	511,635

Golf-0.3%

True Temper Sports, Inc. Company Guar. Notes 8.38% due 09/15/11	1,100,000	957,000

Hotel/Motel-0.3%

Gaylord Entertainment Co. Company Guar. Senior Notes 6.75% due 11/15/14	875,000	868,438

Independent Power Producers-3.4%

Calpine Corp Sec. Notes 8.75% due 07/15/13*†(4)(5)	7,885,000	8,456,662
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	2,525,000	2,537,625
Reliant Energy, Inc. Sec. Notes 9.50% due 07/15/13	1,002,000	1,074,645

		12,068,932

Instruments-Scientific-0.1%

Fisher Scientific International, Inc. Senior Sub. Notes 6.75% due 08/15/14	450,000	458,826

Insurance-Life/Health-0.1%
Presidential Life Corp. Senior Notes 7.88% due 02/15/09	275,000	262,625

Insurance-Property/Casualty-0.3%

Crum & Forster Holdings Corp. Senior Notes 10.38% due 06/15/13	950,000	1,028,375

Machinery-Farming-0.1%

Case New Holland, Inc. Senior Notes 6.00% due 06/01/09	500,000	497,500

Machinery-General Industrial-0.1%

Stewart & Stevenson LLC/Stewart & Stevenson Corp. Senior Notes 10.00% due 07/15/14*	250,000	262,500

Medical Information Systems-0.3%

Spheris, Inc. Senior Sub. Notes 11.00% due 12/15/12	975,000	906,750

Medical Products-0.8%

CDRV Investors, Inc. Senior Disc. Notes 9.63% due 01/01/15(6)	875,000	678,125
Encore Medical Finance LLC/Encore Medical Finance Corp. Senior Sub. Notes 11.75% due 11/15/14*	1,000,000	992,500
Universal Hospital Services, Inc. Senior Notes 10.13% due 11/01/11	1,150,000	1,227,625

		2,898,250

Medical-Generic Drugs-0.4%

Mylan Laboratories, Inc. Company Guar. Notes 5.75% due 08/15/10	200,000	199,500
Mylan Laboratories, Inc. Company Guar. Notes 6.38% due 08/15/15	1,300,000	1,287,000

		1,486,500

Medical-HMO-0.2%

Multiplan, Inc. Senior Sub. Notes 10.38% due 04/15/16*	600,000	597,000

Medical-Hospitals-2.8%

Community Health Systems, Inc. Senior Sec. Notes 6.50% due 12/15/12	988,000	973,180
HCA, Inc. Senior Notes 6.95% due 05/01/12	920,000	871,700
HCA, Inc. Sec Notes. 9.13% due 11/15/14*	1,475,000	1,576,406
HCA, Inc. Sec Notes. 9.25% due 11/15/16*	5,875,000	6,293,594

		9,714,880

Medical-Nursing Homes-0.1%

Genesis HealthCare Corp. Senior Notes 8.00% due 10/15/13	475,000	495,188

Metal Processors & Fabrication-0.2%

Metals USA, Inc. Secured Notes 11.13% due 12/01/15	500,000	549,375

Multimedia-0.1%

Haights Cross Operating Co. Company Guar. Senior Notes 11.75% due 08/15/11	475,000	487,469

Non-Ferrous Metals-0.0%

Renco Metals, Inc. Bonds 11.50% due 07/01/03†(1)(2)(4)(10)	2,150,000	0

Non-Hazardous Waste Disposal-0.5%

Allied Waste North America, Inc. Senior Notes 8.50% due 12/01/08	1,700,000	1,787,125

Office Automation & Equipment-0.4%

Xerox Corp. Senior Notes 6.75% due 02/01/17	975,000	1,018,875
Xerox Corp. Senior Notes 7.63% due 06/15/13	275,000	288,750

		1,307,625

Oil & Gas Drilling-0.1%

Pride International, Inc. Senior Notes 7.38% due 07/15/14	350,000	361,375

Oil Companies-Exploration & Production-3.9%

Belden & Blake Corp. Company Guar. Sec. Notes 8.75% due 07/15/12	450,000	461,250
Brigham Exploration Co. Company Guar. Notes 9.63% due 05/01/14	775,000	776,938
Chaparral Energy, Inc. Company Guar. Notes 8.50% due 12/01/15	950,000	945,250
Chesapeake Energy Corp. Senior Notes 6.63% due 01/15/16	3,075,000	3,055,781
El Paso Production Holding Co. Company Guar. Senior Notes 7.75% due 06/01/13	3,025,000	3,164,906
Encore Acquisition Co. Senior Sub. Notes 6.00% due 07/15/15	550,000	501,875
Encore Acquisition Co. Senior Sub. Notes 6.25% due 04/15/14	300,000	281,250
Hilcorp Energy LP Senior Notes 7.75% due 11/01/15*	800,000	786,000
Hilcorp Energy I LP Senior Notes 10.50% due 09/01/10*	791,000	846,370
Quicksilver Resources, Inc. Company Guar. Notes 7.13% due 04/01/16	600,000	586,500
Sabine Pass LNG LP Sec. Notes 7.25% due 11/30/13	400,000	397,500
Sabine Pass LNG LP Sec. Notes 7.50% due 11/30/16	1,400,000	1,394,750
Transmeridian Exploration, Inc. Company Guar. Notes 12.00% due 12/15/10	650,000	625,625

		13,823,995

Oil-Field Services-0.5%
Allis-Chalmers Energy, Inc. Senior Notes 9.00% due 01/15/14*	750,000	753,750
Hanover Compressor Co. Company Guar. Senior Sec. Notes 8.63% due 12/15/10	275,000	287,375
Oslo Seismic Services, Inc. 1st Mtg. Bonds 8.28% due 06/01/11	550,465	561,622

		1,602,747

Paper & Related Products-1.3%

Bowater, Inc. Notes 6.50% due 06/15/13	2,500,000	2,281,250
Caraustar Industries, Inc. Notes 7.38% due 06/01/09	1,250,000	1,209,375
Georgia-Pacific Corp. Company Guar. Notes 7.00% due 01/15/15*	400,000	399,000
Georgia-Pacific Corp. Company Guar. Notes 7.13% due 01/15/17*	600,000	598,500

		4,488,125

Pipelines-3.9%

Atlas Pipeline Partners LP Company Guar. Notes 8.13% due 12/15/15	950,000	976,125
Copano Energy LLC Senior Notes 8.13% due 03/01/16	875,000	905,625
Dynegy-Roseton Danskammer Company Guar. Notes 7.67% due 11/08/16	1,075,000	1,113,969
El Paso Natural Gas Co. Senior Notes 7.63% due 08/01/10	300,000	313,500
El Paso Natural Gas Co. Debentures 8.63% due 01/15/22	1,225,000	1,483,582
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Senior Notes 6.88% due 11/01/14	750,000	723,750
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Senior Notes 8.50% due 07/15/16*	250,000	260,000
NGC Corp Capital Trust Guar. Bonds 8.32% due 06/01/27	2,550,000	2,409,750
Pacific Energy Partners LP Senior Notes 7.13% due 06/15/14	1,151,000	1,181,168
Pacific Energy Partners LP/Pacific Energy Finance Corp. Company Guar. Notes 6.25% due 09/15/15	624,000	610,048
Tennessee Gas Pipeline Co. Debentures 7.00% due 10/15/28	1,300,000	1,372,641
The Williams Cos., Inc. Notes 7.88% due 09/01/21	2,225,000	2,386,312

		13,736,470

Private Corrections-0.2%

Corrections Corp. of America Company Guar. Notes 6.25% due 03/15/13	725,000	718,656

Publishing-Newspapers-0.2%

Medianews Group, Inc. Senior Sub. Notes 6.88% due 10/01/13	620,000	561,100

Real Estate Investment Trusts-1.2%

National Health Investors, Inc. Notes 7.30% due 07/16/07	1,120,000	1,118,509
Omega Healthcare Investors, Inc. Senior Notes 7.00% due 04/01/14	700,000	705,250
Senior Housing Properties Trust Senior Notes 8.63% due 01/15/12	1,600,000	1,736,000
Trustreet Properties, Inc. Senior Notes 7.50% due 04/01/15	725,000	783,000

		4,342,759

Recycling-0.7%

Aleris International, Inc. Senior Notes 9.00% due 12/15/14*	1,025,000	1,030,125
Aleris International, Inc. Senior Sub. Notes 10.00% due 12/15/16*	1,400,000	1,403,500

		2,433,625

Rental Auto/Equipment-0.8%

Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Senior Notes 7.63% due 05/15/14*	325,000	316,875
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Senior Notes 7.87% due 05/15/14*(8)	450,000	434,250
H&E Equipment Services, Inc. Company Guar. Notes 8.38% due 07/15/16	850,000	890,375
Rental Services Corp. Bonds 9.50% due 12/01/14*	200,000	206,500
United Rentals North America, Inc. Senior Sub. Notes 7.75% due 11/15/13	1,000,000	1,003,750

		2,851,750

Retail-Drug Store-0.8%

General Nutrition Centers, Inc. Senior Sub. Notes 8.50% due 12/01/10	1,799,000	1,848,472
General Nutrition Centers, Inc. Company Guar. Notes 8.63% due 01/15/11	275,000	289,438
Rite Aid Corp. Sec. Notes 8.13% due 05/01/10	750,000	765,937

		2,903,847

Retail-Major Department Stores-0.1%

Saks, Inc. Company Guar. Notes 9.88% due 10/01/11	225,000	250,875

Retail-Petroleum Products-0.3%

Ferrellgas LP Senior Notes 6.75% due 05/01/14	1,250,000	1,215,625

Retail-Regional Department Stores-0.2%

Neiman-Marcus Group, Inc. Company Guar. Notes 9.00% due 10/15/15	700,000	763,875

Retail-Restaurants-0.5%

Dave & Buster’s, Inc. Senior Notes 11.25% due 03/15/14	850,000	862,750
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	825,000	845,625

		1,708,375

Rubber/Plastic Products-0.0%

Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/07†(2)(5)(11)	550,000	2,200

Seismic Data Collection-0.3%

Seitel, Inc. Senior Notes 11.75% due 07/15/11	850,000	1,054,000

Special Purpose Entities-2.7%

AAC Group Holding Corp. Senior Disc. Notes 10.25% due 10/01/12(6)	1,350,000	1,181,250
AMR HoldCo, Inc./EmCare HoldCo, Inc. Senior Sub. Notes 10.00% due 02/15/15	450,000	487,125
Bluewater Finance, Ltd. Company Guar. Notes 10.25% due 02/15/12	1,125,000	1,178,437
CCM Merger, Inc. Notes 8.00% due 08/01/13*	900,000	879,750
Chukchansi Economic Development Authority Senior Notes 8.88% due 11/15/12*(8)	500,000	513,750
Consolidated Communications Illinois/Texas Holdings, Inc. Senior Notes 9.75% due 04/01/12	910,000	973,700
GNC Parent Corp. Notes 5.44% due 12/01/11*(8)	350,000	350,000
Hellas Telecommunications Luxembourg II Sub. Notes 11.12% due 01/15/15	750,000	752,813
Jostens IH Corp. Company Guar. Senior Sec. Notes 7.63% due 10/01/12	550,000	556,875
MedCath Holdings Corp. Senior Notes 9.88% due 07/15/12	646,000	696,065
MXEnergy Holdings, Inc. Senior Notes 13.02% due 08/01/11*(8)	1,050,000	1,018,500
PCA LLC/PCA Finance Corp. Senior Notes 11.88% due 08/01/09(2)(5)	2,000,000	370,000
Southern Star Central Corp. Senior Notes 6.75% due 03/01/16	500,000	498,750

		9,457,015

Specified Purpose Acquisitions-0.2%

ESI Tractebel Acquisition Corp. Company Guar. Notes 7.99% due 12/30/11	691,000	709,159

Steel-Producer-0.3%

Chaparral Steel Co. Company Guar. Notes 10.00% due 07/15/13	875,000	976,719

Storage/Warehousing-0.2%

Mobile Mini, Inc. Senior Notes 9.50% due 07/01/13	274,000	292,495
Mobile Services Group, Inc. Senior Notes 9.75% due 08/01/14*	400,000	418,000

		710,495

Telecom Services-1.7%

Cincinnati Bell Telephone Co. Company Guar. Notes 7.18% due 12/15/23	375,000	376,875
Cincinnati Bell Telephone Co. Company Guar. Notes 7.20% due 11/29/23	1,525,000	1,481,156
Qwest Corp. Senior Notes 7.50% due 10/01/14	3,750,000	3,975,000

		5,833,031

Telephone-Integrated-0.7%

Cincinnati Bell, Inc. Senior Notes 7.25% due 06/15/23	225,000	219,375
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	306,000	332,010
LCI International, Inc. Senior Notes 7.25% due 06/15/07	425,000	426,062
Windstream Corp. Senior Notes 8.63% due 08/01/16*	1,325,000	1,450,875

		2,428,322

Television-1.6%

Allbritton Communications Co. Senior Sub. Notes 7.75% due 12/15/12	1,700,000	1,717,000
LIN Television Corp. Senior Sub. Notes 6.50% due 05/15/13	1,700,000	1,619,250
Paxson Communications, Inc. Sec. Notes 11.62% due 01/15/13*(8)	1,175,000	1,189,687
Young Broadcasting, Inc. Senior Sub. Notes 8.75% due 01/15/14	800,000	693,000
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11	600,000	570,000

		5,788,937

Textile-Products-0.1%

Collins & Aikman Floorcoverings, Inc. Company Guar. Notes 9.75% due 02/15/10	305,000	311,863

Theaters-1.0%

AMC Entertainment, Inc. Senior Sub. Notes 8.00% due 03/01/14	775,000	769,188
AMC Entertainment, Inc. Senior Sub. Notes 9.88% due 02/01/12	700,000	735,000
Cinemark, Inc. Senior Disc. Notes 9.75% due 03/15/14(6)	2,150,000	1,846,312

		3,350,500

Transport-Air Freight-2.3%

Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	5,437,354	5,899,530
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/20	266,479	277,138
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class C 8.77% due 01/02/11	574,341	542,752
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class B 9.06% due 07/02/17	1,301,358	1,509,575

		8,228,995

Transport-Services-0.3%

PHI, Inc. Company Guar. Senior Notes 7.13% due 04/15/13	925,000	894,938

Travel Services-0.1%

Travelport, Inc. Senior Notes 9.88% due 09/01/14*	200,000	201,000
Travelport, Inc. Senior Notes 9.99% due 09/01/14*(8)	200,000	195,000

		396,000

Total Corporate Bonds & Notes
(cost $232,201,944)		241,486,748

FOREIGN CORPORATE BONDS & NOTES-10.6%
Building & Construction-Misc.-0.3%

North American Energy Partners, Inc. Senior Notes 8.75% due 12/01/11	1,010,000	1,015,050

Chemicals-Plastics-0.5%

Montell Finance Co BV Company Guar. Notes 8.10% due 03/15/27*	1,875,000	1,781,250

Chemicals-Specialty-0.9%

Rhodia SA Senior Notes 8.88% due 06/01/11	2,998,000	3,162,890

Coal-0.2%

Adaro Finance B.V. Company Guar. Notes 8.50% due 12/08/10*	775,000	790,500

Computers-Memory Devices-0.2%

Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	850,000	854,250

Diversified Manufactured Operations-0.2%

Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	550,000	563,750

Electronic Components-Misc.-0.6%

Celestica, Inc. Senior Sub. Notes 7.63% due 07/01/13	450,000	438,750
NXP BV/NXP Funding LLC Sec. Notes 7.88% due 10/15/14*	700,000	723,625
NXP BV/NXP Funding LLC Senior Notes 9.50% due 10/15/15*	925,000	948,125

		2,110,500

Electronic Components-Semiconductors-0.4%

Avago Technologies Finance P.T.E., Ltd./Avago Technologies US/Avago Technologies Wireless Senior Notes 10.13% due 12/01/13*	1,025,000	1,094,188
STATS ChipPAC, Ltd. Company Guar. Notes 6.75% due 11/15/11	325,000	318,500

		1,412,688

Food-Meat Products-0.2%

JBS SA Company Guar. Notes 10.50% due 08/04/16*	625,000	665,625

Housewares-0.3%

Vitro Envases Norteamerica SA Sec. Notes 10.75% due 07/23/11*	225,000	246,375
Vitro Envases Norteamerica SA 11.62% due 02/26/10	966,667	996,875

		1,243,250

Independent Power Producer-0.0%

AES Drax Energy, Ltd. Series BSec. Notes 11.50% due 08/30/10†(2)(5)	4,460,000	446

Insurance-Multi-line-0.4%

Fairfax Financial Holdings, Ltd. Notes 7.38% due 04/15/18	150,000	138,375
Fairfax Financial Holdings, Ltd. Notes 7.75% due 04/26/12	68,000	66,980
Fairfax Financial Holdings, Ltd. Notes 8.25% due 10/01/15	1,100,000	1,078,000

		1,283,355

Medical-Drugs-1.4%

Angiotech Pharmaceuticals, Inc. Senior Sub. Notes 7.75% due 04/01/14*	775,000	674,250
Angiotech Pharmaceuticals, Inc. Senior Notes 9.10% due 12/01/13*(8)	950,000	961,875
Elan Finance PLC Company Guar. Senior Notes 7.75% due 11/15/11	2,300,000	2,245,375
Elan Finance PLC/Elan Finance Corp. Senior Notes 8.88% due 12/01/13*	925,000	925,000

		4,806,500

Metal Processors & Fabrication-0.0%

International Utility Structures, Inc. Senior Sub. Notes 10.75% due 02/01/08(1)(5)	2,150,000	43,000

Music-0.2%

Corporacion Interamericana de Entetenimiento SA de CV Senior Notes 8.88% due 06/14/15*	795,000	791,025

Oil Companies-Exploration & Production-0.9%

Compton Petroleum Finance Corp. Company Guar. Notes 7.63% due 12/01/13	800,000	772,000
OPTI Canada, Inc. Company Guar. Notes 8.25% due 12/15/14*	1,250,000	1,284,375
Paramount Resources, Ltd. Senior Notes 8.50% due 01/31/13	1,150,000	1,141,375

		3,197,750

Paper & Related Products-0.6%

Abitibi-Consolidated, Inc. Notes 8.55% due 08/01/10	1,525,000	1,448,750
Abitibi-Consolidated, Inc. Debentures 8.85% due 08/01/30	650,000	533,000

		1,981,750

Retail-Drug Store-0.3%

Jean Coutu Group (PJC), Inc. Senior Sub. Notes 8.50% due 08/01/14	1,025,000	1,031,406

Satellite Telecom-1.2%

Intelsat Bermuda, Ltd. Company Guar. Notes 9.25% due 06/15/16*	1,275,000	1,370,625
Intelsat Bermuda, Ltd. Senior Notes 11.25% due 06/15/16*	1,825,000	2,002,937
Intelsat Intermediate Holding Co., Ltd. Company Guar. Notes 9.25% due 02/01/15(6)	1,350,000	1,026,000

		4,399,562

Semiconductor Equipment-0.1%

MagnaChip Semiconductor SA Sec. Notes 6.88% due 12/15/11	475,000	401,375

Steel-Specialty-0.3%

CSN Islands IX Corp. Company Guar. Notes 10.00% due 01/15/15*	900,000	1,048,500

Telecom Services-0.9%

Telenet Group Holdings NV Disc. Notes 11.50% due 06/15/14*(6)	3,389,000	3,054,336

Transport-Marine-0.4%

Navios Maritime Holdings, Inc. Senior Notes 9.50% due 12/15/14*	650,000	639,963
Ultrapetrol Bahamas, Ltd. Bonds 9.00% due 11/24/14	625,000	607,031

		1,246,994

Transport-Rail-0.1%

Grupo Transportacion Ferroviaria Mexicana S.A. de C.V. Senior Notes 9.38% due 05/01/12	325,000	346,938

Total Foreign Corporate Bonds & Notes
(cost $40,485,048)		37,232,690

LOAN AGREEMENTS-1.6%
Auto/Truck Parts & Equipment-Original-0.5%

Delphi Corp. 13.75% due 06/14/11	1,745,625	1,752,171

Beverages-Non-alcoholic-0.1%

Le-Natures, Inc., 9.36% due 03/01/11(4)(5)	1,200,000	507,750

Oil Companies-Exploration & Production-0.7%

Exco Resources, Inc. 7.25% due 01/15/11	2,500,000	2,528,125

Oil-Field Services-0.3%

Allis Chalmers Energy, Inc. 10.10% due 06/20/08(1)	750,000	740,625
Allis Chalmers Energy, Inc. 9.00% due 01/15/14(1)	250,000	246,875

		987,500

Total Loan Agreements
(cost $6,462,766)		5,775,546

COMMON STOCK-6.5%
Casino Services-0.1%

Capital Gaming International, Inc.†(1)	77	0
Shreveport Gaming Holdings, Inc.†(1)(2)(3)	14,150	325,775

		325,775

Cellular Telecom-5.4%

iPCS, Inc.†(2)(3)	344,285	19,059,618

Medical-Outpatient/Home Medical-0.1%

Critical Care Systems International, Inc.(1)(2)(3)	69,700	487,900

Oil-Field Services-0.9%

Trico Marine Services, Inc.†	77,446	2,966,956

Total Common Stock
(cost $7,494,680)		22,840,249

PREFERRED STOCK-0.6%
Oil Companies-Exploration & Production-0.2%

Transmeridian Exploration, Inc. 15.00%(1)	5,900	612,054

Television-0.4%

ION Media Networks, Inc. 13.25%(7)	176	1,302,400

Total Preferred Stock
(cost $2,081,608)		1,914,454

WARRANTS†-0.0%
Oil Companies-Exploration & Production-0.0%

Transmeridian Exploration, Inc. Expires 12/15/10 (strike price $4.31)(1)	44,885	61,717
Telecom Services-0.0%

KMC Telecom Holdings, Inc. Expires 01/31/08 (strike price $0.01)(1)	3,650	0
Leap Wireless International, Inc. Expires 04/15/10 (strike price $96.80) *(1)	2,250	0

		0

Telephone-Integrated-0.0%

GT Group Telecom, Inc. Expires 02/01/10 (Strike Price $0.00) *(1)(2)	2,650	27

Transport-Equipment & Leasng-0.0%

Maxim Crane Works Holdings, Inc. Expires 01/20/10 (Strike Price $30.05)(1)	1,587	0
Maxim Crane Works Holdings, Inc. Expires 01/20/10 (Strike Price $31.58)(1)	1,619	0
Maxim Crane Works Holdings, Inc. Expires 01/20/10 (Strike Price $33.04)(1)	1,182	0

		0

Total Warrants (cost $1,436,220)		61,744

Total Long-Term Investment Securities (cost $290,237,266)		309,394,681

REPURCHASE AGREEMENTS-10.3%
UBS Securities, LLC Joint Repurchase Agreement Account (9) (cost $36,183,000)	36,183,000	36,183,000

TOTAL INVESTMENTS
(cost $326,420,266) @	98.2%	345,577,681
Other Assets Less Liabilities	1.8	6,234,063

NET ASSETS	100.0%	$351,811,744

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At December 31, 2006, the aggregate value of these securities was $56,811,744 representing 16.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
@	See Note 3 for cost of investments on a tax basis
(1)	Fair valued security; see Note 1
(2)	Illiquid security
(3)	To the extent permitted by the Statement of Additional Information, the High Yield Bond Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2006, the High Yield Bond Fund held the following restricted securities:

Name	Acquisition Date	Principal / Shares	Acquisition Cost	Market Value	Market Value per Share	% of Net Assets
Critical Care Systems International, Inc. Common Stock	7/20/2006	11,842	$92,960
	7/20/2006	28,420	247,254
	7/20/2006	7,105	64,300
	7/20/2006	18,951	171,507
	7/20/2006	3,382	30,607

		69,700	606,628	$487,900	$7	0.14%

ICO North America, Inc. 7.50% due 08/15/09	8/11/2005	$75,000	75,000	83,250	1	0.02%
iPCS, Inc. Common Stock	7/28/2005	7,313	0
	7/20/2004	336,972	5,223,066

		344,285	5,223,066	19,059,618	55	5.42%

Maxim Crane Works Holdings, Inc. Warrants	1/28/2005	1,587	432,280	0	0	0.00%

Maxim Crane Works Holdings, Inc. Warrants	1/28/2005	1,619	441,126	0	0	0.00%
Maxim Crane Works Holdings, Inc. Warrants	1/28/2005	1,182	322,058	0	0	0.00%
Shreveport Gaming Holdings, Inc. Common Stock	7/29/2005	11,829	272,336
	7/21/2005	2,321	53,448

		14,150	325,784	325,775	23	0.09%
Southern Energy, Inc. 7.90% due 07/15/09	1/25/2006	3,525,000	0	0	0.00	0.00%
Vitro Envases Norteamerica SA 11.62% due 02/26/10	3/31/2005	650,356	650,356
	2/24/2005	316,311	314,493

		966,667	964,849	996,875	1.03	0.28%

				$20,953,418		5.95%

(4)	Company has filed Chapter 11 bankruptcy.
(5)	Bond in default
(6)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(7)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(8)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of December 31, 2006.
(9)	See Note 2 for details of Joint Repurchase Agreement.
(10)	Bond is in default and did not pay principal at maturity. Security is subject to litigation, the outcome of which is still to be determined.
(11)	Company has filed for Chapter 7 bankruptcy protection.

ADR American Depository Receipt

See Notes to Portfolio of Investments

SunAmerica Income Funds Tax Exempt Insured Fund

PORTFOLIO OF INVESTMENTS — December 31, 2006  — (unaudited)

Security Description	Principle Amount /Shares	Value (Note 1)
MUNICIPAL BONDS & NOTES-90.5%
Alabama-5.3%

Jefferson County, Alabama Sewer Revenue, Series D, 5.25% due 02/01/26(1)	3,000,000	3,233,790

California-6.1%

Los Angeles County Metropolitan Transportation Authority, Series C, Class 2A, 4.50% due 07/01/29(1)	1,250,000	1,265,425
State of California, Unrefunded, 5.50% due 04/01/28	2,230,000	2,481,388

		3,746,813

Connecticut-4.4%

State of Connecticut, Refunded, Series B, 5.00% due 06/01/14(1)	2,500,000	2,703,775

Florida-3.2%

Florida State Turnpike Authority, Series A, 4.50% due 07/01/34(1)	2,000,000	2,000,000

Georgia-0.3%

Georgia Municipal Electric Authority, Power Revenue, Series Y, 6.40% due 01/01/09(1)	60,000	63,189
Georgia Municipal Electric Authority, Power Revenue, Series Y, 6.40% due 01/01/13(1)	85,000	94,189

		157,378

Indiana-6.1%

Indiana Transportation Finance Authority Highway Revenue, Series A, 5.25% due 06/01/26(1)	3,500,000	3,773,350

Massachusetts-12.2%

Massachusetts State Water Resources Authority, Revenue Bonds, Series A, 5.00% due 08/01/24(1)	3,910,000	4,160,592
University Massachusetts Building Authority, Project Revenue, Series 04-1, 5.25% due 11/01/27(1)	3,000,000	3,311,130

		7,471,722

Michigan-4.1%

Detroit, Michigan, Refunding, Series D, 4.19% due 07/01/32(1)	2,500,000	2,503,775

New Jersey-4.7%

Garden State, New Jersey Preservation Trust Open Space And Farmland Preservation, Series A, 5.80% due 11/01/17(1)	2,500,000	2,879,875

New Mexico-4.4%

New Mexico Finance Authority Transportation, Series A, 5.25% due 06/15/21(1)	2,500,000	2,711,225

New York-11.6%

City of Niagara Falls New York Unrefunded 7.50% due 03/01/13(1)	410,000	493,070
City of Niagara Falls New York Prerefunded 7.50% due 03/01/13(1)	35,000	42,434
City of Niagara Falls New York Unrefunded 7.50% due 03/01/14(1)	510,000	626,897
City of Niagara Falls New York Prerefunded 7.50% due 03/01/14(1)	45,000	55,793
New York State Environmental Facilities Corp., Series A, 4.75% due 06/15/31	2,000,000	2,083,420
New York State Thruway Authority, Series G, 5.25% due 01/01/27(1)	1,500,000	1,642,920
Sales Tax Asset Receivables Corp., Series A, 5.25% due 10/15/27(1)	2,000,000	2,183,780

		7,128,314

Ohio-21.7%

Cincinnati, Ohio, City School District Classroom Facilities, General Obligation, 5.00% due 12/01/24(1)	3,000,000	3,241,440
Cuyahoga County, Ohio Revenue, Series A, 5.75% due 01/01/24	2,000,000	2,186,420
Franklin County, Ohio Hospital Revenue, Series C, 5.25% due 05/15/23	3,000,000	3,212,190
Olentangy Local School District Ohio, Series A, 5.25% due 12/01/27(1)	3,250,000	3,571,490
Woodridge, Ohio, Woodmore Local School District, 6.80% due 12/01/14	1,000,000	1,130,190

		13,341,730

South Carolina-2.7%

Horry County School District, South Carolina, Series A, 4.50% due 03/01/28(1)	1,650,000	1,667,968

South Dakota-3.7%

South Dakota State Health & Educational Facilities Revenue, Refunding, 6.25% due 07/01/10(1)	2,120,000	2,284,745

Total Long-Term Investment Securities
(cost $52,606,903)		55,604,460

SHORT-TERM INVESTMENT SECURITIES-12.1%
Arizona-3.3%

Mesa Arizona Industrial Development Auth. Revenue, Series B, 3.86% due 01/02/07(1)(2)	2,000,000	2,000,000

Illinois-1.8%

Chicago Board of Education, Series C, 3.90% due 01/02/07(1)(2)	325,000	325,000
Chicago O’Hare International Airport, 2nd Lien, Series B, 3.84% due 01/02/07(2)	800,000	800,000

		1,125,000

New York-5.2%

City of New York, New York, Series A7, 3.94% due 01/02/07(1)(2)	2,190,000	2,190,000
Long Island Power Authority, Sub. Series 7-A, 3.79% due 01/02/07(1)(2)	1,000,000	1,000,000

		3,190,000

South Carolina-0.6%

Piedmont Municipal Power Agency, Ref. B3, 3.90% due 01/02/07(1)(2)	130,000	130,000
Piedmont Municipal Power Agency, South Carolina, Electric Revenue, Sub. Series B-1, 3.90% due 01/02/07(1)(2)	250,000	250,000

		380,000

Tennessee-1.2%

Jackson Tennessee Energy Authority, Wastewater Systems Revenue, 3.90% due 01/02/07(1)(2)	100,000	100,000
Jackson Tennessee Energy Authority, Wastewater Systems Revenue, 3.90% due 01/02/07(1)(2)	600,000	600,000

		700,000

Registered Investment Company-0.1%

SSGA Tax Free Money Market Fund	83,751	83,751

Total Short-Term Investment Securities (cost $7,478,751)		7,478,751

TOTAL INVESTMENTS
(cost $60,085,654)@	102.7%	63,083,211
Liabilities in excess of other assets	(2.7)	(1,645,264)

NET ASSETS-	100.0%	$61,437,947

@	See note 3 for cost of investments on a tax basis.
(1)	All or part of this security is insured by the Financial Security Assurance (“FSA”), Financial Guaranteed Insurance Corp. (“FGIC”), Municipal Bond Insurance Association (“MBIA”), or American Municipal Bond Assurance Corp. (“AMBAC”). The aggregate value is $51,105,852 or 83.2% of Net Assets.
(2)	Variable rate security — the rate reflected is as of December 31, 2006; maturity date reflects next reset date.

See Notes to Portfiolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS – (unaudited)

Note 1. Security Valuations:

Security Valuations:

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U. S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Trustees.

Senior Secured Floating Rate Loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Trustees.

Note 2. Repurchase Agreements:

At December 31, 2006, the following Funds held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

Fund	Percentage Interest	Principal Amount
Strategic Bond	7.28%	$10,133,000

As of that date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated December 31, 2006, bearing interest at a rate of 4.28% per annum, with a principal amount of $139,150,000, a repurchase price of $139,216,174, a maturity ate of January 2, 2007. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Bonds	6.00%	02/15/26	$2,965,000	$3,420,827
U.S. Treasury Bonds	6.25	08/15/23	1,940,000	2,272,475
U.S. Treasury Bonds	8.50	02/15/20	2,515,000	3,470,718
U.S. Treasury Notes	2.75	08/15/07	47,930,000	47,690,350
U.S. Treasury Notes	4.38	01/31/08	47,000,000	47,528,750
U.S. Treasury Notes	4.88	04/30/08	31,000,000	31,193,750
U.S. Treasury Notes	5.13	06/30/08	6,190,000	6,360,225

In addition, at December 31, 2006, certain Funds held an undivided interest in a joint repurchase agreement with UBS Securities, LLC.:

Fund	Percentage Interest	Principal Amount
U.S. Government Securities	15.71%	$39,283,000
GNMA	16.64	41,590,000
Strategic Bond	8.17	20,426,000
High Yield Bond	14.47	36,183,000

As of that date, the repurchase agreement in the joint account and the collateral therefore were as follows:

UBS Securities, LLC, dated December 31, 2006, bearing interest at a rate of 4.80% per annum, with a principal amount of $250,000,000, a repurchase price of $250,133,333, and a maturity date of January 2, 2007. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Bonds	2.38%	04/15/11	$250,000,000	$255,000,499

Note 3. Federal Income Taxes:

As of December 31, 2006, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

	U.S. Government Securities Fund	GNMA Fund	Strategic Bond Fund	High Yield Bond Fund	Tax Exempt Insured Fund
Cost	$211,759,727	$449,700,804	$621,029,178	$325,952,718	$60,084,682

Appreciation	710,131	2,015,312	19,540,055	30,882,758	3,000,908
Depreciation	(3,606,645)	(5,816,053)	(5,247,900)	(10,673,936)	(1,620)

Unrealized appreciation (depreciation) – net	$(2,896,514)	$(3,800,741)	$14,292,155	$20,208,822	$2,999,288

Note 4. Other Information:

On February 9, 2006, American International Group, Inc. (“AIG”), the parent company and an affiliated person of AIG SunAmerica Asset Management Corp. (the “Adviser”), AIG SunAmerica Capital Services, Inc. (the “Distributor”) and AIGGIC, the subadviser to certain Funds, (the “Subadviser”), announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission (“SEC”). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG’s accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Trust.

AIG, without admitting or denying the allegations in the complaint except as to jurisdiction, consented to the entry of an injunction against further violations of the statues referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”). Certain affiliated persons of AIG, including the Adviser, the Distributor and the Subadviser received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including the Adviser, the Subadviser and the Distributor, to continue to serve as investment adviser, sub-adviser, and principal underwriter of the Funds. The Adviser, the Distributor and the Subadviser expects that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United State Department of Justice (“DOJ”), the Attorney General of the State of New York (“NYAG”) and the New York State Department of Insurance (“DOI”), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG’s internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

Subject to receipt of permanent relief, the Adviser, the Subadviser and the Distributor believe that the settlements are not likely to have a material adverse effect on their ability to perform investment advisory and underwriting services, respectively, relating to the Funds.

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Income Funds’ Annual and Semi-Annual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Income Funds

By:	/s/ Vincent M. Marra
Vincent M. Marra
President

Date: February 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Vincent M. Marra
Vincent M. Marra
President

Date: February 28, 2007

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: February 28, 2007